UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.8%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$4,200	$4,505
Honeywell International Inc.,
5.000%, 2–15–19	5,000	5,473

		9,978

Asset Management & Custody Banks – 0.2%
TIAA Global Markets, Inc.,
5.125%, 10–10–12 (A)	2,300	2,462

Biotechnology – 0.7%
Amgen Inc.:
6.150%, 6–1–18	6,000	6,997
5.700%, 2–1–19	2,000	2,274

		9,271

Brewers – 0.9%
Anheuser–Busch InBev Worldwide Inc.:
5.375%, 11–15–14 (A)	8,000	8,814
5.375%, 1–15–20	2,000	2,167

		10,981

Broadcasting – 1.3%
CBS Corporation,
8.875%, 5–15–19	13,076	16,450

Cable & Satellite – 1.1%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	6,332
Comcast Corporation,
5.150%, 3–1–20	4,000	4,201
EchoStar DBS Corporation,
6.375%, 10–1–11	3,000	3,090

		13,623

CMBS Other – 3.0%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2, 4.783%, 7–10–43 (B)	6,652	6,902
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates, 5.144%, 6–10–44	18,500	19,200
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1–15–38	6,000	6,315
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	6,000	6,217

		38,634

Coal & Consumable Fuels – 0.3%
Peabody Energy Corporation,
6.500%, 9–15–20	3,000	3,203

Computer Hardware – 2.4%
Hewlett-Packard Company,
2.125%, 9–13–15	17,500	17,279
International Business Machines Corporation:
2.000%, 1–5–16	8,000	7,822
7.625%, 10–15–18	4,000	5,092

		30,193

Consumer Finance – 1.9%
American Express Credit Corporation,
2.750%, 9–15–15	5,000	4,918
Ford Motor Credit Company LLC,
7.000%, 4–15–15	10,000	10,746

John Deere Capital Corporation,
2.800%, 9–18–17	7,500	7,283

		22,947

Data Processing & Outsourced Services – 0.9%
Western Union Company (The),
6.500%, 2–26–14	10,000	11,166

Diversified Banks – 1.0%
U.S. Bancorp,
4.200%, 5–15–14	6,200	6,623
Wells Fargo Financial, Inc.,
5.500%, 8–1–12	5,000	5,334

		11,957

Diversified Capital Markets – 1.6%
Credit Suisse AG,
3.500%, 3–23–15	7,000	7,170
Deutsche Bank AG,
3.450%, 3–30–15	12,400	12,704

		19,874

Diversified Chemicals – 1.1%
Dow Chemical Company (The),
7.600%, 5–15–14	1,975	2,278
E.I. du Pont de Nemours and Company:
5.000%, 1–15–13	1,304	1,401
5.875%, 1–15–14	366	408
5.750%, 3–15–19	9,000	10,204

		14,291

Diversified Metals & Mining – 1.0%
BHP Billiton Finance (USA) Limited,
5.500%, 4–1–14	3,500	3,873
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	7,000	8,475

		12,348

Education Services – 0.3%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,251

Electric Utilities – 0.1%
HQI Transelec Chile S.A.,
7.875%, 4–15–11	1,218	1,238

Electrical Components & Equipment – 0.2%
Emerson Electric Co.,
4.875%, 10–15–19	2,500	2,697

Environmental & Facilities Services – 0.1%
Allied Waste North America, Inc.,
7.125%, 5–15–16	1,500	1,588

Fertilizers & Agricultural Chemicals – 0.4%
Potash Corporation of Saskatchewan Inc.,
3.250%, 12–1–17	4,500	4,361

Health Care Equipment – 0.7%
Medtronic, Inc.,
3.000%, 3–15–15	8,000	8,209

Health Care Services – 0.2%
Medco Health Solutions, Inc.,
4.125%, 9–15–20	3,000	2,901

Household Appliances – 0.3%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15 (A)	3,000	3,132

Household Products – 1.0%
Procter & Gamble Company (The),
8.000%, 9–1–24	10,000	13,270

Industrial Conglomerates – 2.3%
General Electric Capital Corporation:
5.250%, 10–19–12	5,250	5,611
3.750%, 11–14–14	11,000	11,371
5.625%, 5–1–18	5,500	5,998
Westinghouse Electric Corporation,
8.875%, 6–14–14	4,500	5,257

		28,237

Industrial Machinery – 0.6%
Illinois Tool Works Inc.,
5.150%, 4–1–14	7,000	7,721

Integrated Oil & Gas – 0.6%
Shell International Finance B.V.,
4.375%, 3–25–20	7,000	7,342

Integrated Telecommunication Services – 0.8%
AT&T Inc.:
4.950%, 1–15–13	2,000	2,144
5.800%, 2–15–19	1,500	1,688
Deutsche Telekom International Finance B.V.,
4.875%, 7–8–14	6,000	6,449

		10,281

Internet Software & Services – 0.9%
British Telecommunications plc,
5.150%, 1–15–13	10,000	10,647

Investment Banking & Brokerage – 1.6%
Goldman Sachs Group, Inc. (The),
5.375%, 3–15–20	7,000	7,234
Morgan Stanley,
4.100%, 1–26–15	12,450	12,630

		19,864

Life & Health Insurance – 0.9%
MetLife Global Funding I,
2.500%, 9–29–15 (A)	5,500	5,420
Prudential Financial, Inc.,
4.750%, 9–17–15	5,000	5,290

		10,710

Movies & Entertainment – 0.4%
Walt Disney Company (The),
4.700%, 12–1–12	5,000	5,360

Multi–Utilities – 3.0%
Dominion Resources, Inc.,
5.250%, 8–1–33	7,500	8,256
Duke Energy Carolinas, LLC,
4.300%, 6–15–20	3,250	3,351
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	6,834
Duke Energy Ohio, Inc.,
2.100%, 6–15–13	4,000	4,077
NorthWestern Corporation,
6.340%, 4–1–19	7,000	7,699
Pacific Gas and Electric Company,
3.500%, 10–1–20	8,000	7,616

		37,833

Oil & Gas Equipment & Services – 0.7%
Halliburton Company:
6.150%, 9–15–19	3,000	3,446
6.750%, 2–1–27	4,950	5,627

		9,073

Oil & Gas Storage & Transportation – 2.3%
AGL Capital Corporation,
7.125%, 1–14–11	7,000	7,010
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	9,389	10,133
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	4,500	5,178
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	6,000	6,327

		28,648

Other Diversified Financial Services – 1.8%
Bank of America Corporation,
6.500%, 8–1–16	3,000	3,255

JPMorgan Chase & Co.:
4.650%, 6–1–14	7,000	7,472
6.000%, 1–15–18	10,000	11,167

		21,894

Other Non–Agency REMIC/CMO – 2.5%
Countrywide Home Loans Mortgage Pass–Through Trust 2005–28,
5.250%, 1–25–19	9,300	8,246
Countrywide Home Loans Mortgage Trust 2005–J4,
5.500%, 11–25–35	8,250	6,533
First Horizon Alternative Mortgage Securities Trust 2005–FA6,
5.500%, 9–25–35	5,713	4,168
MASTR Adjustable Rate Mortgage Trust 2005–1,
3.421%, 3–25–35 (B)	6,193	641
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–1,
2.843%, 2–25–34 (B)	2,629	627
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–12,
3.339%, 9–25–34 (B)	14	—	*
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–18,
3.078%, 12–25–34 (B)	75	1
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–3AC,
2.706%, 3–25–34 (B)	3,416	411
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–5,
3.247%, 5–25–34 (B)	2,873	90
Structured Asset Securities Corporation Trust 2005–16,
5.500%, 9–25–35	7,000	6,601
Wells Fargo Mortgage Pass–Through Certificates, Series 2003–10,
4.500%, 9–25–18	4,848	5,009

		32,327

Packaged Foods & Meats – 0.9%
Kraft Foods Inc.:
4.125%, 2–9–16	7,625	8,004
5.375%, 2–10–20	3,500	3,767

		11,771

Paper Products – 0.1%
Westvaco Corporation,
7.500%, 6–15–27	1,050	1,047

Pharmaceuticals – 3.4%
GlaxoSmithKline Capital Inc.,
5.650%, 5–15–18	7,500	8,576
Johnson & Johnson,
5.150%, 7–15–18	6,000	6,828
Merck & Co., Inc.,
4.750%, 3–1–15	4,500	4,955
Novartis Capital Corporation:
2.900%, 4–24–15	5,000	5,136
4.400%, 4–24–20	2,000	2,098
Pfizer Inc.,
5.350%, 3–15–15	8,400	9,444
Roche Holdings Ltd,
5.000%, 3–1–14 (A)	4,000	4,380

		41,417

Property & Casualty Insurance – 2.1%
Berkshire Hathaway Finance Corporation:
5.000%, 8–15–13	5,500	6,003
2.450%, 12–15–15	10,000	9,939
Fidelity National Financial, Inc.,
6.600%, 5–15–17	10,000	9,978

		25,920

Soft Drinks – 0.3%
Bottling Group, LLC,
5.125%, 1–15–19	2,800	3,054
PepsiCo, Inc.,
7.900%, 11–1–18	215	277

		3,331

Systems Software – 0.8%
Microsoft Corporation,
3.000%, 10–1–20	10,500	9,846

Tobacco – 0.6%
Philip Morris International Inc.,
4.500%, 3–26–20	6,800	7,023

Water Utilities – 0.3%
California Water Service Company,
5.875%, 5–1–19	3,000	3,197

Wireless Telecommunication Service – 0.7%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	5,500	5,717
New York Telephone Company,
6.700%, 11–1–23	2,250	2,377

		8,094

TOTAL CORPORATE DEBT SECURITIES – 49.1%		$609,608
(Cost: $592,399)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,750	4,085

New York – 1.1%
NYC Indl Dev Agy,
11.000%, 3–1–29 (A)	10,750	13,596

TOTAL MUNICIPAL BONDS – TAXABLE – 1.4%		$17,681
(Cost: $14,500)

OTHER GOVERNMENT SECURITIES – 1.0%
Canada
Province de Quebec,
7.140%, 2–27–26	9,200	$11,901

(Cost: $9,426)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 3.8%
Federal Farm Credit Bank:
4.350%, 9–2–14	10,000	11,035
4.600%, 1–29–20	7,500	8,191
Federal National Mortgage Association:
4.000%, 1–18–13	5,000	5,006
1.450%, 6–29–15	12,000	12,128
3.100%, 10–16–15	10,000	10,316

		46,676

Mortgage-Backed Obligations – 21.9%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 2–15–23	6,624	6,919
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	4,500	4,874
5.000%, 7–15–19	1,082	1,122
5.000%, 5–15–23	5,500	5,864
5.000%, 9–15–31 (C)	3,852	304
5.500%, 9–15–31	2,826	2,932
5.500%, 5–15–34	1,122	1,214
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.000%, 6–1–14	918	947
4.500%, 4–1–18	1,259	1,326
4.500%, 3–1–19	1,271	1,342
4.500%, 10–1–20	4,844	5,115

5.000%, 6–1–21	2,126	2,265
6.000%, 7–1–22	1,874	2,042
6.000%, 8–1–22	1,197	1,312
5.000%, 7–1–25	3,352	3,549
6.000%, 2–1–27	1,962	2,126
4.500%, 6–15–27	8,314	8,745
4.500%, 5–15–32	8,848	9,410
5.000%, 3–1–35	2,355	2,482
5.500%, 10–1–35	2,809	3,011
4.000%, 11–15–36	6,877	7,212
4.500%, 5–15–39	3,323	3,519
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	8,500	9,131
5.000%, 6–25–18	6,750	7,287
5.000%, 9–25–18	5,000	5,287
3.000%, 3–15–25	13,738	13,650
5.000%, 3–25–29	4,411	4,476
4.000%, 11–25–32	1,104	1,157
5.000%, 7–15–33	10,000	10,595
3.500%, 8–25–33	2,642	2,730
4.500%, 12–25–34	4,077	4,297
5.500%, 7–15–36	3,837	4,136
5.500%, 11–25–36 (C)	17,149	3,460
4.500%, 3–25–37	9,696	10,246
5.500%, 4–25–37	7,906	8,624
4.000%, 3–25–39	5,002	5,183
4.000%, 5–25–39	11,543	11,977
4.500%, 6–25–40	10,714	11,314
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.506%, 4–1–17	7,989	8,745
4.000%, 11–1–18	2,277	2,377
4.500%, 6–1–19	3,662	3,875
4.500%, 8–1–19	4,229	4,475
4.500%, 9–1–19	6,928	7,296
5.000%, 12–1–19	2,056	2,199
5.500%, 11–1–22	4,553	4,915
5.500%, 10–1–23	1,392	1,512
5.000%, 4–1–24	3,580	3,812
4.500%, 7–25–24	3,000	3,154
5.000%, 5–1–28	4,775	5,025
5.500%, 9–25–31	2,346	2,457
5.000%, 6–25–32	3,124	3,254
5.500%, 2–1–33	2,777	2,990
6.000%, 4–1–33	1,149	1,265
5.000%, 9–1–33	6,005	6,352
5.500%, 2–1–35	5,818	6,308
Government National Mortgage Association Agency REMIC/CMO,
4.500%, 8–20–40	10,554	11,087

		272,280

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 25.7%		$318,956
(Cost: $309,640)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 16.9%
United States Treasury Bond Principal STRIPS,
0.000%, 11–15–21 (D)	17,000	11,301
United States Treasury Bonds:
8.000%, 11–15–21	8,900	12,588
6.125%, 11–15–27	19,000	23,869
4.375%, 5–15–40	20,000	20,097
3.875%, 8–15–40	32,300	29,751
United States Treasury Notes:
2.375%, 2–28–15	24,850	25,611
2.500%, 4–30–15	15,000	15,507
3.625%, 8–15–19	30,000	31,340
3.500%, 5–15–20	20,000	20,488
2.625%, 11–15–20	20,000	18,866

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.9%		$209,418
(Cost: $208,466)

SHORT-TERM SECURITIES
Commercial Paper (E) – 5.0%
Bank of Nova Scotia:
0.190%, 1-28-11	10,000	9,998
0.230%, 2-28-11	10,000	9,996
Bemis Company, Inc.,
0.300%, 1-10-11	4,000	4,000
Citigroup Funding Inc.:
0.240%, 1-11-11	5,000	5,000
0.300%, 3-2-11	4,000	3,998
IBM International Group Capital LLC (International Business Machines Corporation),
0.100%, 1-10-11	5,000	5,000
Prudential Funding LLC,
0.110%, 1-3-11	4,157	4,157
Sara Lee Corporation,
0.240%, 1-6-11	5,000	5,000
Wisconsin Electric Power Co.:
0.130%, 1-3-11	4,500	4,500
0.170%, 1-7-11	10,000	9,999

		61,648

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.154%, 1-3-11 (F)	1,156	1,156

TOTAL SHORT-TERM SECURITIES – 5.1%		$62,804
(Cost: $62,804)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,230,368
(Cost: $1,197,235)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		9,881

NET ASSETS – 100.0%		$1,240,249

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$609,608	$—
Municipal Bonds	—	17,681	—
Other Government Securities	—	11,901	—
United States Government Agency Obligations	—	318,956	—
United States Government Obligations	—	209,418	—
Short-Term Securities	—	62,804	—
Total Investments in Securities	$—	$1,230,368	$—

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $52,442 or 4.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(C)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(D)	Zero coupon bond.

(E)	Rate shown is the yield to maturity at December 31, 2010.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMBS = Collateralized Mortgage-Backed Security

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

STRIPS = Separate Trading of Registered Interest and Principal Securities

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,197,235
Gross unrealized appreciation	59,515
Gross unrealized depreciation	(26,382)
Net unrealized appreciation	$33,133

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper (A)
Axis Bank Limited, 0.620%, 4–19–11	$11,250	$11,229
Bank of Nova Scotia, 0.190%, 1–28–11	10,000	9,998
Corporacion Andina de Fomento: 0.190%, 1–4–11	38,800	38,799
0.780%, 12–7–11	19,000	18,860
John Deere Credit Limited (John Deere Capital Corporation): 0.230%, 1–10–11	26,000	25,998
0.230%, 1–14–11	5,500	5,500
0.220%, 1–18–11	3,000	3,000
0.240%, 1–20–11	12,500	12,498
0.240%, 1–21–11	12,500	12,498
Nokia Corp.: 0.230%, 1–18–11	30,000	29,997
0.230%, 1–19–11	22,500	22,497
PACCAR Financial Corp., 0.190%, 1–14–11	2,950	2,950
PacifiCorp, 0.180%, 1–3–11	1,000	1,000
Panasonic Finance America, Inc.: 0.370%, 1–13–11	15,000	14,998
0.430%, 2–14–11	35,000	34,981
Sara Lee Corporation, 0.170%, 1–3–11	6,010	6,010
Sonoco Products Co., 0.200%, 1–3–11	6,000	6,000
Wisconsin Electric Power Co., 0.190%, 1–6–11	15,392	15,392

Total Commercial Paper – 22.5%		272,205
Commercial Paper (backed by irrevocable bank letter of credit) (A)
COFCO Capital Corp. (Rabobank Nederland): 0.260%, 1–20–11	23,300	23,297
0.260%, 1–25–11	37,150	37,143
ICICI Bank Limited (Bank of America, N.A.), 0.440%, 3–14–11	18,000	17,984
River Fuel Company #2, Inc. (Bank of New York (The)): 0.250%, 1–14–11	5,005	5,005
0.260%, 1–31–11	12,161	12,158
River Fuel Trust #1 (Bank of New York (The)), 0.290%, 1–31–11	43,000	42,989

Total Commercial Paper (backed by irrevocable bank letter of credit) – 11.4%		138,576
Notes
American Honda Finance Corp., 2.800%, 3–2–11 (B)	2,000	2,021
Bank of America Corporation, 5.375%, 8–15–11	7,550	7,763
Bank of America, N.A., 0.588%, 1–24–11 (B)	12,800	12,800
BellSouth Corporation, 4.295%, 4–26–11 (C)	40,000	40,456
Citigroup Inc.: 6.500%, 1–18–11	17,290	17,329
0.374%, 2–18–11 (B)	19,300	19,255
5.100%, 9–29–11	13,349	13,752
Countrywide Home Loans Inc. (Bank of America), 4.000%, 3–22–11	28,500	28,717

General Electric Capital Corporation, 0.464%, 2–22–11 (B)	7,750	7,759
IBM International Group Capital LLC (International Business Machines Corporation), 0.548%, 2–28–11 (B)	11,000	11,000
Kimberly–Clark Corporation, 4.428%, 12–19–11	20,000	20,714
Rabobank Nederland: 0.264%, 1–10–11 (B)	9,000	9,000
0.354%, 2–16–11 (B)	7,500	7,500
Royal Bank of Scotland plc (The), 0.731%, 1–28–11 (B)	37,500	37,500
Toyota Motor Credit Corporation, 0.440%, 3–14–11 (B)	26,000	26,000
Washington Mutual Finance Corp. (Citigroup), 6.875%, 5–15–11	5,000	5,109
Wells Fargo & Company, 0.738%, 1–24–11 (C)	10,000	10,002

Total Notes – 22.9%		276,677
Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corp, Var Rate Demand Rev Bonds, Ser 2000 (Wachovia Bank, N.A.), 0.340%, 1–3–11 (B)	1,715	1,715
EPC – Allentown, LLC, Incremental Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	8,430	8,430
P&W Holdings, LLC, Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.360%, 1–3–11 (B)	4,015	4,015
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	19,120	19,120
Trap Rock Industries, Inc., Taxable Var Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	12,185	12,185

Total Notes (backed by irrevocable bank letter of credit) – 3.8%		45,465

TOTAL CORPORATE OBLIGATIONS – 60.6%		$732,923
(Cost: $732,923)

MUNICIPAL OBLIGATIONS
Arizona – 0.3%
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apartment Proj), Ser 2007A (Wachovia Bank, N.A.), 0.300%, 1–3–11 (B)	4,000	4,000

California – 2.2%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A.), 0.310%, 1–3–11 (B)	2,885	2,885

CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.), 0.290%, 1–3–11 (B)	4,000	4,000
Cnty of Santa Clara, Teeter Plan Oblig, Commercial Paper Notes, Ser A (JPMorgan Chase Bank, N.A.), 0.280%, 1–3–11	15,000	15,000
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (Bank of America, N.A.), 0.290%, 1–3–11 (B)	4,950	4,950

		26,835

Colorado – 1.8%
Castle Pines North Fin Corp, Var Rate Cert of Participation, Ser 2009 (Wells Fargo Bank, N.A.), 0.400%, 1–3–11 (B)	3,015	3,015
Castle Rock, CO, Var Rate Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.), 0.400%, 1–3–11 (B)	8,985	8,985
CO Hlth Fac Auth, Var Rate Rev Bonds (Exempla, Inc.), Ser 2009A (U.S. Bank, N.A.), 0.270%, 1–5–11 (B)	5,500	5,500
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (U.S. Bank N.A.), 0.400%, 1–3–11 (B)	2,945	2,945
Westminster Econ Dev Auth, CO, Tax Increment Var Rate Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (U.S. Bank N.A.), 0.400%, 1–3–11 (B)	1,560	1,560

		22,005

Florida – 2.4%
City of Cape Coral, Florida (Bank of America, N.A.), 0.320%, 1–5–11	13,699	13,699
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (Wachovia Bank, N.A.), 0.330%, 1–6–11	15,100	15,100

		28,799

Georgia – 5.0%
Dev Auth of Talbot Cnty, Incremental Taxable Indl Dev Var Rate Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.), 0.340%, 1–3–11 (B)	4,050	4,050
Habersham Cnty Dev Auth, Tax-Exempt Adj Mode, Indl Dev Rev Bonds (Stellcell of North America, Inc. Proj), Ser 2009 (Bank of America, N.A.), 0.500%, 1–3–11 (B)	6,300	6,300
Muni Elec Auth of GA, 0.320%, 2–9–11	50,310	50,310

		60,660

Illinois – 1.8%
Chicago, IL, Econ Dev Var Rate Rev Bonds (Crane Carton Co Proj), Ser 1992 (Bank of America, N.A.), 0.500%, 1–3–11 (B)	3,000	3,000
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accreditation of Hlthcare Organizations, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.330%, 1–3–11 (B)	9,725	9,725

IL Fin Auth (Loyola Univ of Chicago Fin Prog), Commercial Paper Rev Notes,
0.260%, 2–2–11	3,500	3,500
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.), 0.310%, 1–3–11 (B)	5,000	5,000

		21,225

Indiana – 0.2%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (JPMorgan Chase Bank, N.A.), 0.310%, 1–3–11 (B)	2,000	2,000

Louisiana – 1.4%
LA Pub Fac Auth, Var Rate Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)), 1.750%, 1–3–11 (B)	5,650	5,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)), 0.280%, 1–5–11 (B)	5,000	5,000
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation), 0.270%, 1–3–11 (B)	6,300	6,300

		16,950

Maryland – 0.6%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	7,850	7,850

Massachusetts – 1.2%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.), 0.300%, 1–3–11 (B)	14,000	14,000

Michigan – 1.4%
Board of Regents of Eastn MI Univ, Gen Rev Var Rate Demand Rfdg Bonds, Ser 2009A, 0.350%, 1–3–11 (B)	16,900	16,900

Mississippi – 7.6%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	8,919	8,919
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation), 0.280%, 1–3–11 (B)	41,500	41,500
MS Bus Fin Corp, Taxable Indl Dev Rev Bonds (Telapex, Inc. Proj), Ser 2000 (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	15,000	15,000
MS Business Fin Corp, Gulf Opportunity Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation), 0.280%, 1–3–11 (B)	16,850	16,850
MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS GO Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.), 0.380%, 1–3–11 (B)	10,000	10,000

		92,269

Missouri – 0.8%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.), 0.410%, 1–3–11 (B)	6,855	6,855
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Ninth Street Garage Proj), Ser 2004B (Bank of America, N.A.), 0.540%, 1–3–11 (B)	3,265	3,265

		10,120

New York – 2.7%
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.360%, 1–3–11 (B)	1,200	1,200
NY Hsng Fin Agy, Related–Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation), 0.360%, 1–3–11 (B)	14,000	14,000
NY State Enrg Research and Dev Auth, Elec Fac Rev Bonds (Long Island Lighting Co Proj) Ser 1997A (Royal Bank of Scotland), 0.340%, 1–3–11 (B)	6,600	6,600
NYC Indl Dev Agy, Var Rate Demand Civic Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.), 0.320%, 1–3–11 (B)	10,700	10,700

		32,500

Ohio – 0.9%
The Univ of Toledo (A State Univ of OH), Gen Receipt Bonds, Var Rate, Ser 2008B, 0.350%, 1–3–11 (B)	11,350	11,350

Tennessee – 0.3%
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN, Var Rate Rev and Rfdg Bonds (Meharry Med College Proj), Ser 1998 (Bank of America, N.A.), 0.580%, 1–3–11 (B)	3,090	3,090

Texas – 1.4%
Harris Cnty Hosp Dist, Sr Lien Rfdg Var Rate Rev Bonds, Ser 2010 (JPMorgan Chase Bank, N.A.), 0.340%, 1–3–11 (B)	11,000	11,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 1.500%, 1–3–11 (B)	5,500	5,500

		16,500

Virginia – 0.6%
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Associates Proj), Ser 1987–A (U.S. Bank, N.A.), 0.300%, 1–5–11	7,000	7,000

Washington – 0.2%
WA State Hsng Fin Commission, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apartments Proj), Ser 1996 (U.S. Bank N.A.), 0.340%, 1–3–11 (B)	2,140	2,140

West Virginia – 0.8%
WV Econ Dev Auth, Solid Waste Disp Fac Rev Bonds (Appalachian Power Co – Amos Proj), Ser 2009B,
0.290%, 1–3–11 (B)	9,900	9,900

Wisconsin – 0.4%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.), 0.330%, 1–3–11 (B)	5,230	5,230

Wyoming – 0.6%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation), 0.280%, 1–3–11 (B)	7,000	7,000

TOTAL MUNICIPAL OBLIGATIONS – 34.6%		$418,323
(Cost: $418,323)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010–2, 1.040%, 8–13–11	10,643	10,643
Overseas Private Investment Corporation:
0.320%, 1–17–11 (B)	5,000	5,000
0.280%, 2–15–11 (B)	7,000	7,000
0.280%, 2–15–11 (B)	3,000	3,000
0.280%, 2–15–11 (B)	2,000	2,000
0.280%, 3–15–11 (B)	8,750	8,750
0.280%, 3–15–11 (B)	5,824	5,824
0.320%, 5–15–11 (B)	4,950	4,950
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations), 0.550%, 4–15–11 (B)	20,678	20,678

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 5.6%		$67,845
(Cost: $67,845)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,219,091
(Cost: $1,219,091)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(9,790)

NET ASSETS – 100.0%		$1,209,301

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$732,923	$—
Municipal Obligations	—	418,323	—
United States Government Agency Obligations	—	67,845	—
Total Investments in Securities	$—	$1,219,091	$—

(A)	Rate shown is the yield to maturity at December 31, 2010.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,219,091
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

Aerospace & Defense – 0.3%
Bombardier Inc.,
7.500%, 3–15–18 (A)		$2,400	$2,574

Agricultural Products – 1.7%
CCL Finance Limited:
9.500%, 8–15–14 (A)		6,000	6,885
9.500%, 8–15–14		3,050	3,500
Corporacion Pesquera Inca S.A.C., 9.000%, 2–10–17		1,970	2,113
Cosan S.A. Industria e Comercio, 8.250%, 11–15–19		1,200	1,209

			13,707

Air Freight & Logistics – 0.0%
FedEx Corporation, 7.375%, 1–15–14		300	344

Airlines – 1.0%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (A)		3,100	3,259
GOL Finance:
9.250%, 7–20–20		1,400	1,446
9.250%, 7–20–20		1,100	1,136
TAM Capital 2 Inc.:
9.500%, 1–29–20		1,800	1,952
9.500%, 1–29–20		300	326

			8,119

Alternative Carriers – 0.5%
PCCW–HKT Capital No. 2 Limited, 6.000%, 7–15–13		3,750	4,040

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 2.670%, 1–18–15 (B)		1,000	978

Automotive Retail – 0.8%
TGI International Ltd., 9.500%, 10–3–17		5,600	6,286

Brewers – 1.4%
AmBev International Finance Co. Ltd., 9.500%, 7–24–17 (C)	BRL	2,300	1,379
Anheuser–Busch InBev Worldwide Inc., 3.000%, 10–15–12		$1,250	1,290
Companhia Brasileira de Bebidas, 10.500%, 12–15–11		2,000	2,155
Miller Brewing Company, 5.500%, 8–15–13		3,300	3,581
SABMiller plc, 5.700%, 1–15–14 (A)		3,000	3,313

			11,718

Broadcasting – 1.0%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 12–20–49 (D)		4,000	4,200
6.250%, 12–20–49 (D)		4,000	4,200

			8,400

Coal & Consumable Fuels – 1.2%
Indo Integrated Energy B.V., 8.500%, 6–1–12		7,400	7,788
PT Adaro Indonesia, 7.625%, 10–22–19		1,500	1,639

			9,427

Construction & Engineering – 1.3%
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (A)		2,100	2,184
Odebrecht Finance Ltd.:
9.625%, 4–9–14 (A)		6,000	6,976

7.500%, 10–18–17	524	566

		9,726

Construction Materials – 0.7%
CEMEX Espana, S.A.:
9.250%, 5–12–20 (A)	3,346	3,288
9.250%, 5–12–20	557	547
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20	1,400	1,484

		5,319

Consumer Finance – 0.6%
Banco BMG S.A.:
9.150%, 1–15–16	2,000	2,141
9.150%, 1–15–16 (A)	500	535
SLM Corporation, 2.694%, 4–1–14 (B)	2,500	2,185

		4,861

Distillers & Vintners – 1.7%
Central European Distribution Corporation, 9.125%, 12–1–16 (A)	3,000	3,188
Central European Distribution Corporation, Convertible, 3.000%, 3–15–13	4,025	3,733
Diageo Capital plc, 5.200%, 1–30–13	5,000	5,391
Diageo Finance B.V., 5.500%, 4–1–13	1,000	1,092

		13,404

Diversified Banks – 5.5%
Banco Cruzeiro do Sul S.A.:
9.375%, 9–26–11	683	697
8.500%, 2–20–15 (A)	7,500	7,612
Banco Industrial e Comercial S.A., 6.250%, 1–20–13 (A)	3,500	3,623
Banco Santander Brasil, S.A., 4.500%, 4–6–15 (A)	2,250	2,295
Banco Santander Chile, S.A.:
3.750%, 9–22–15 (A)	5,550	5,550
3.750%, 9–22–15	700	700
Export–Import Bank of Korea (The), 5.500%, 10–17–12	5,000	5,292
Hongkong and Shanghai Banking Corporation (The), 5.000%, 8–29–49 (B)	2,500	2,488
ICICI Bank Limited:
5.750%, 1–12–12 (A)	3,000	3,114
6.625%, 10–3–12 (A)	3,000	3,210
Sberbank Rossii OAO, 6.480%, 5–15–13	3,600	3,834
State Bank of India, 4.500%, 10–23–14	3,950	4,015
VTB Capital S.A., 6.609%, 10–31–12 (A)	2,000	2,132

		44,562

Diversified Chemicals – 0.1%
Dow Chemical Company (The), 7.600%, 5–15–14	1,000	1,153

Diversified Metals & Mining – 5.5%
Anglo American Capital plc, 9.375%, 4–8–14 (A)	5,000	6,020
BHP Billiton Finance (USA) Limited, 8.500%, 12–1–12	1,500	1,705
Raspadskaya Securities Limited, 7.500%, 5–22–12	4,500	4,644
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	6,750	8,173
Southern Peru Copper Corporation, 6.375%, 7–27–15 (A)	1,375	1,510

Suzano Trading Ltd,
5.875%, 1–23–21 (A)	5,750	5,635
Teck Resources Limited, 9.750%, 5–15–14	6,000	7,509
Vedanta Resources plc: 8.750%, 1–15–14	2,000	2,135
8.750%, 1–15–14	1,650	1,757
Xstrata Canada Corporation, 8.375%, 2–15–11	5,850	5,900

		44,988

Electric Utilities – 5.6%
Allegheny Energy, Inc., 8.250%, 4–15–12 (A)	5,000	5,364
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12–15–16	2,695	2,655
8.875%, 12–15–16 (A)	2,000	1,970
DPL Inc., 6.875%, 9–1–11	1,500	1,557
EEB International Ltd., 8.750%, 10–31–14	5,465	5,888
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (A)	3,410	3,700
ENEL Finance International S.A., 3.875%, 10–7–14 (A)	2,500	2,542
Hidroelectrica El Chocon S.A., 3.802%, 9–15–11 (B)	1,250	1,175
HQI Transelec Chile S.A., 7.875%, 4–15–11	1,312	1,333
IPALCO Enterprises, Inc., 8.625%, 11–14–11	5,500	5,706
Korea Southern Power Co., Ltd., 5.375%, 4–18–13 (A)	2,000	2,127
Majapahit Holding B.V., 7.250%, 10–17–11 (A)	1,000	1,035
Oncor Electric Delivery Company, 6.375%, 5–1–12	1,000	1,065
PPL Energy Supply, LLC: 6.400%, 11–1–11	5,300	5,548
6.300%, 7–15–13	700	771
UtiliCorp United Inc., 7.950%, 2–1–11	3,900	3,920

		46,356

Food Distributors – 1.6%
Cargill, Inc., 6.375%, 6–1–12 (A)	3,370	3,611
Olam International Limited, 7.500%, 8–12–20	9,150	9,212

		12,823

Forest Products – 1.6%
Celulosa Arauco y Constitucion S.A., 7.750%, 9–13–11	3,750	3,899
Sino–Forest Corporation: 10.250%, 7–28–14 (A)	5,250	6,064
10.250%, 7–28–14	2,800	3,234

		13,197

Gas Utilities – 1.0%
National Fuel Gas Company, 6.700%, 11–21–11	3,700	3,873
Transportadora de Gas del Sur S.A.: 7.875%, 5–14–17 (A)	2,000	2,015
7.875%, 5–14–17	1,950	1,965

		7,853

Health Care Facilities – 1.1%
HCA Inc.: 6.750%, 7–15–13	2,200	2,261
9.125%, 11–15–14	2,775	2,910
HealthSouth Corporation, 10.750%, 6–15–16	4,000	4,310

		9,481

Homebuilding – 1.1%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	2,650	2,736
URBI, Desarrollos Urbanos, S.A. de C.V.: 8.500%, 4–19–16	2,900	3,074
8.500%, 4–19–16 (A)	2,500	2,650

		8,460

Hotels, Resorts & Cruise Lines – 0.6%
Royal Caribbean Cruises Ltd., 8.750%, 2–2–11	4,872	4,902

Household Appliances – 0.5%
Controladora Mabe, S.A. de C.V.: 6.500%, 12–15–15	2,000	2,088
6.500%, 12–15–15 (A)	2,000	2,088

		4,176

Household Products – 0.1%
Clorox Co., 5.450%, 10–15–12	385	413

Independent Power Producers & Energy Traders – 1.8%
Empresa Nacional de Electricidad S.A., 8.350%, 8–1–13	3,000	3,361
Listrindo Capital B.V., 9.250%, 1–29–15 (A)	2,700	3,045
Star Energy Geothermal (Wayang Windu) Limited, 11.500%, 2–12–15 (A)	3,750	4,266
TransAlta Corporation, 5.750%, 12–15–13	3,500	3,818

		14,490

Industrial Conglomerates – 0.9%
Jaiprakash Associates Limited, Convertible, 0.000%, 9–12–12 (E)	5,900	7,552

Industrial Machinery – 0.3%
Ingersoll–Rand Global Holding Company Limited, 6.000%, 8–15–13	2,125	2,350

Integrated Oil & Gas – 1.8%
Cenovus Energy Inc., 4.500%, 9–15–14	2,000	2,143
Empresa Nacional del Petroleo, 6.750%, 11–15–12 (A)	2,400	2,586
Gazprom International S.A., 7.201%, 2–1–20	3,768	4,003
PF Export Receivables Master Trust, 6.436%, 6–1–15	1,816	1,934
PF Export Receivables Master Trust, Senior Trust Certificates, Series 2003-A, 6.436%, 6–1–15 (A)	1,453	1,547
TNK–BP Finance S.A., 6.125%, 3–20–12	2,000	2,090

		14,303

Investment Banking & Brokerage – 0.1%
Morgan Stanley, 3.140%, 5–1–14 (B)	1,000	999

Marine – 0.7%
SCF Capital Limited: 5.375%, 10–27–17 (A)	4,000	3,915
5.375%, 10–27–17	2,200	2,145

		6,060

Marine Ports & Services – 0.5%
Novorossiysk Port Capital S.A., 7.000%, 5–17–12	4,000	4,120

Multi–Utilities – 2.9%
Abu Dhabi National Energy Company PJSC: 5.620%, 10–25–12	3,000	3,139
5.620%, 10–25–12 (A)	3,000	3,139
6.600%, 8–1–13	2,000	2,155
Aquila, Inc., 11.875%, 7–1–12 (B)	2,500	2,836
Black Hills Corporation: 6.500%, 5–15–13	5,000	5,366
9.000%, 5–15–14	2,000	2,296
Veolia Environment, 5.250%, 6–3–13	4,000	4,321

		23,252

Office Electronics – 0.1%
Xerox Corporation, 5.500%, 5–15–12	1,000	1,056

Oil & Gas Drilling – 2.0%
Lancer Finance Company (SPV) Limited, 5.850%, 12–12–16 (A)	3,312	3,341
Noble Group Limited, 8.500%, 5–30–13 (A)	6,900	7,711
Weatherford International, Inc., 5.950%, 6–15–12	5,000	5,295

		16,347

Oil & Gas Equipment & Services – 1.6%
Petroleum Geo–Services ASA, Convertible, 2.700%, 12–3–12	10,800	10,314
Smith International, Inc., 8.625%, 3–15–14	2,500	2,962

		13,276

Oil & Gas Exploration & Production – 1.4%
Anadarko Petroleum Corporation, 5.750%, 6–15–14	1,000	1,070
Pan American Energy LLC: 7.750%, 2–9–12	750	773
7.875%, 5–7–21 (A)	4,000	4,250
7.875%, 5–7–21	1,650	1,753
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.500%, 9–30–14 (A)	3,000	3,231

		11,077

Oil & Gas Storage & Transportation – 4.7%
AGL Capital Corporation, 7.125%, 1–14–11	5,000	5,007
DCP Midstream, LLC, 9.700%, 12–1–13 (A)	5,000	5,993
Energy Transfer Partners, L.P., 5.650%, 8–1–12	3,100	3,284
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	6,103	6,586
Midcontinent Express Pipeline LLC, 5.450%, 9–15–14	3,500	3,737
ONEOK Partners, L.P., 5.900%, 4–1–12	865	914
Plains All American Pipeline, L.P., and PAA Finance Corp.:
7.750%, 10–15–12	2,900	3,185
5.625%, 12–15–13	400	437
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	2,500	2,876
TransCapital Limited, 7.700%, 8–7–13	2,800	3,112
TransCapitalInvest Limited, 6.103%, 6–27–12 (A)	2,000	2,106
Transneft, 6.103%, 6–27–12	500	527

		37,764

Packaged Foods & Meats – 3.1%
BFF International Limited, 7.250%, 1–28–20 (A)	7,900	8,217
Bunge Limited Finance Corp., 5.350%, 4–15–14	1,200	1,261
Cadbury Schweppes US Finance LLC, 5.125%, 10–1–13 (A)	6,000	6,502
JBS Finance II Ltd., 8.250%, 1–29–18 (A)	7,050	7,085
JBS USA LLC and JBS USA Finance, Inc., 11.625%, 5–1–14	2,100	2,457

		25,522

Paper Products – 1.2%
Fibria Overseas Finance Ltd., 7.500%, 5–4–20 (A)	3,589	3,768
International Paper Company, 7.400%, 6–15–14	5,350	6,070

		9,838

Pharmaceuticals – 0.5%
Shire plc, Convertible, 2.750%, 5–9–14	3,700	3,825

Precious Metals & Minerals – 0.6%
ALROSA Finance S.A.,
8.875%, 11–17–14	4,000	4,470

Publishing – 0.7%
Pearson Dollar Finance Two plc: 5.500%, 5–6–13 (A)	3,000	3,235
5.500%, 5–6–13	2,000	2,157

		5,392

Railroads – 1.2%
Burlington Northern Santa Fe Corporation, 5.900%, 7–1–12	4,500	4,812
Kansas City Southern de Mexico, S.A. de C.V., 7.375%, 6–1–14	3,500	3,658
Kansas City Southern Railway Company (The), 13.000%, 12–15–13	750	893

		9,363

Restaurants – 0.3%
Arcos Dorados B.V., 7.500%, 10–1–19 (A)	2,250	2,430

Soft Drinks – 0.8%
Coca–Cola HBC Finance B.V., 5.500%, 9–17–15	3,900	4,238
PepsiAmericas, Inc., 5.750%, 7–31–12	2,200	2,368

		6,606

Steel – 1.3%
ArcelorMittal, 9.000%, 2–15–15	2,250	2,678
Evraz Group S.A.: 8.875%, 4–24–13 (A)	4,000	4,309
8.875%, 4–24–13	3,400	3,664

		10,651

Tobacco – 0.2%
B.A.T. International Finance plc, 8.125%, 11–15–13 (A)	1,500	1,752

Trading Companies & Distributors – 0.3%
CITIC Resources Finance (2007) Limited, 6.750%, 5–15–14 (A)	2,500	2,594

Wireless Telecommunication Service – 1.7%
America Movil, S.A.B. de C.V.: 5.500%, 3–1–14	3,000	3,251
3.625%, 3–30–15	2,000	2,056
Indosat Palapa Company B.V., 7.375%, 7–29–20 (A)	750	829
Mobile TeleSystems OJSC, 8.700%, 6–12–18 (C)	RUB115,000	3,794
Sprint Capital Corporation, 7.625%, 1–30–11	$2,000	2,005
VIP Finance Ireland Limited, 8.375%, 4–30–13 (A)	2,000	2,160

		14,095

TOTAL CORPORATE DEBT SECURITIES – 67.3%		$546,451
(Cost: $520,148)

OTHER GOVERNMENT SECURITIES
Argentina – 0.8%
City of Buenos Aires, 12.500%, 4–6–15	4,000	4,450
Compania Latinoamericana de Infraestructura & Servicios S.A., 9.750%, 5–10–12	2,100	2,032

		6,482

Norway – 1.1%
Norway Government Bonds, 6.000%, 5–16–11 (C)	NOK53,800	9,343

Russia – 0.3%
Open Joint Stock Company “Russian Railroads”, 8.500%, 7–6–11 (C)	RUB65,000	2,158

Supranational – 1.1%
CENTRAL AMERICAN BANK FOR ECONOMIC INTEGRATION: 4.875%, 1–15–12 (A)	$4,500	4,635
4.875%, 1–15–12	1,500	1,545
Corporacion Andina de Fomento, 7.375%, 1–18–11	2,500	2,506

		8,686

United Kingdom – 0.9%
United Kingdom Treasury, 4.250%, 3–7–11 (C)	GBP4,500	7,062

TOTAL OTHER GOVERNMENT SECURITIES – 4.2%		$33,731
(Cost: $37,548)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 4.9%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 4.000%, 5–15–24	$2,354	2,490
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (F)	291	5
5.000%, 5–15–18 (F)	821	101
5.000%, 4–15–19 (F)	114	8
5.000%, 11–15–22 (F)	100	4
5.500%, 3–15–23 (F)	74	8
5.000%, 5–15–23 (F)	54	3
5.000%, 8–15–23 (F)	46	3
5.500%, 2–15–24 (F)	389	18
5.500%, 4–15–25 (F)	360	8
5.500%, 10–15–25 (F)	918	118
5.000%, 10–15–28 (F)	131	1
5.000%, 8–15–30 (F)	1,327	29
5.000%, 10–15–30 (F)	784	22
5.500%, 3–15–31 (F)	59	3
5.500%, 10–15–32 (F)	1,986	223
5.500%, 1–15–33 (F)	465	73
5.500%, 5–15–33 (F)	1,534	304
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–35	5,740	5,918
4.000%, 11–15–36	2,393	2,509
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	2,130	2,237
5.000%, 5–25–22 (F)	25	1
5.000%, 6–25–22 (F)	4,820	380
5.500%, 6–25–23 (F)	97	12
4.000%, 7–15–23 (F)	20,074	2,170
5.000%, 8–25–23 (F)	282	20
4.000%, 12–15–23 (F)	7,015	639
4.000%, 2–15–24 (F)	2,341	198
4.000%, 4–15–24 (F)	7,324	412
4.000%, 9–25–24	2,179	2,291
4.500%, 4–25–30 (F)	385	18
5.000%, 9–25–30 (F)	273	8
5.000%, 3–25–31 (F)	934	35
5.000%, 8–15–31 (F)	683	78
5.500%, 12–25–33 (F)	2,022	293
5.000%, 2–25–35	4,401	4,594
5.500%, 8–25–35 (F)	1,118	201
5.500%, 11–25–36 (F)	2,316	466
6.500%, 7–15–37 (F)	1,390	302
3.500%, 9–25–39	2,474	2,546
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.500%, 11–1–22	1,847	1,994
5.000%, 8–1–23	2,307	2,449
5.000%, 7–1–34	2,134	2,254
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–16–29 (F)	560	4
5.000%, 10–20–32 (F)	500	70
7.000%, 5–20–33 (F)	1,412	324

5.500%, 7–16–33 (F)	601	87
5.000%, 7–20–33 (F)	1,253	129
5.500%, 11–20–33 (F)	198	24
5.500%, 6–20–35 (F)	187	33
5.500%, 7–20–35 (F)	400	28
5.500%, 10–16–35 (F)	453	91
Government National Mortgage Association Fixed Rate Pass–Through Certificates, 4.500%, 6–15–23	3,351	3,549

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 4.9%		$39,785
(Cost: $41,847)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 17.3%
United States Treasury Notes:
1.125%, 12–15–11	65,000	65,490
0.625%, 7–31–12	7,850	7,871
1.375%, 2–15–13	20,000	20,302
0.750%, 8–15–13	7,850	7,834
1.750%, 7–31–15	7,810	7,785
2.375%, 7–31–17	7,100	7,007
3.500%, 5–15–20	7,810	8,000
2.625%, 11–15–20	17,000	16,036

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 17.3%		$140,325
(Cost: $140,064)

SHORT–TERM SECURITIES
Commercial Paper (G) – 4.7%
AT&T Inc., 0.120%, 1–3–11	6,254	6,254
Corporacion Andina de Fomento, 0.240%, 1–21–11	10,000	9,999
John Deere Credit Limited (John Deere Capital Corporation), 0.190%, 1–6–11	3,000	3,000
Kraft Foods Inc., 0.320%, 1–14–11	12,000	11,998
Sara Lee Corporation, 0.240%, 1–6–11	7,000	7,000

		38,251

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (H)	1,871	1,871

TOTAL SHORT–TERM SECURITIES – 4.9%		$40,122
(Cost: $40,122)

TOTAL INVESTMENT SECURITIES – 98.6%		$800,414
(Cost: $779,729)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		11,050

NET ASSETS – 100.0%		$811,464

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$519,942	$26,509
Other Government Securities	—	27,551	6,180
United States Government Agency Obligations	—	39,785	—
United States Government Obligations	—	140,325	—
Short-Term Securities	—	40,122	—
Total Investments in Securities	$—	$767,725	$32,689
Forward Foreign Currency Contracts	$—	$1,004	$—
Liabilities
Forward Foreign Currency Contracts	$—	$2,642	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 10-1-10	$12,367	$2,170
Net realized gain (loss)	(10)	—
Net unrealized appreciation (depreciation)	(12)	—
Purchases	—	—
Sales	(358)	—
Transfers into Level 3 during the period	14,522	6,180
Transfers out of Level 3 during the period	—	(2,170)
Ending Balance 12-31-10	$26,509	$6,180
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$292	$50

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Goldman Sachs International	245,703	3-24-11	$709	$—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	10,200	12-7-11	58	—
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	62,900	12-3-12	145	—
Sell	Euro	Deutsche Bank AG	5,290	1-6-12	92	—
Sell	Euro	Deutsche Bank AG	12,000	1-6-12	—	744
Sell	Japanese Yen	Deutsche Bank AG	1,997,300	5-10-11	—	1,898
					$1,004	$2,642

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $205,301 or 25.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(C)	Principal amount are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, GBP - British Pound, NOK - Norwegian Krone and RUB - Russian Ruble).

(D)	This security currently pays the stated rate but this rate will increase in the future.

(E)	Zero coupon bond.

(F)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at December 31, 2010.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$779,729
Gross unrealized appreciation	32,520
Gross unrealized depreciation	(11,835)
Net unrealized appreciation	$20,685

SCHEDULE OF INVESTMENTS
Government Securities Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 22.8%
Federal Farm Credit Bank:
4.350%, 9–2 – 14	$5,000	$5,517
5.250%, 1–6–16	6,000	6,843
4.600%, 1–29–20	5,000	5,461
Federal Home Loan Bank:
2.375%, 3–14–14	5,000	5,164
5.375%, 6–13–14	6,000	6,803
4.500%, 9–13–19	8,000	8,603
4.125%, 3–13–20	8,000	8,344
Federal Home Loan Mortgage Corporation, 4.750%, 11–17–15	10,000	11,201
Federal National Mortgage Association: 4.375%, 7–17–13	8,000	8,669
2.875%, 12–11–13	6,650	6,991
1.450%, 6–29–15	4,000	4,042
3.000%, 6–30–15	6,000	6,134
3.100%, 10–16–15	5,360	5,529
Private Export Funding Corporation, 4.375%, 3–15–19	6,000	6,400

		95,701

Mortgage–Backed Obligations – 43.0%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage–Backed Securities, 7.027%, 1–25–12	1,630	1,630
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates: 4.000%, 2–15–23	2,944	3,075
5.000%, 9–15–34	2,789	2,939
Federal Home Loan Mortgage Corporation Agency REMIC/CMO: 5.000%, 4–15–18	3,950	4,270
5.000%, 5–15–19	4,500	4,874
5.000%, 5–15–23	8,000	8,530
5.000%, 9–15–31 (A)	1,284	101
5.500%, 10–15–31	3,528	3,592
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates: 4.500%, 10–1–20	3,028	3,196
6.000%, 7–1–22	1,499	1,634
4.500%, 3–1–23	4,325	4,525
4.500%, 6–15–27	4,157	4,373
4.500%, 5–15–32	4,000	4,254
5.000%, 11–1–35	10,809	11,452
4.000%, 11–15–36	3,258	3,416
Federal National Mortgage Association Agency REMIC/CMO: 5.000%, 3–25–18	7,000	7,519
5.000%, 6–25–18	6,000	6,477
3.500%, 8–25–33	2,789	2,882
4.500%, 3–25–37	3,896	4,117
4.000%, 3–25–39	2,223	2,304
4.000%, 5–25–39	3,607	3,743
3.000%, 11–25–39	4,248	4,315
4.000%, 11–25–39	8,360	8,720
4.500%, 6–25–40	5,357	5,657
4.500%, 10–25–40	4,987	5,226
Federal National Mortgage Association Fixed Rate Pass–Through Certificates: 4.500%, 6–1–19	1,526	1,615
4.500%, 8–1–19	3,078	3,257
4.500%, 9–1–19	3,464	3,648
5.000%, 12–1–19	1,299	1,389
4.500%, 11–1–20	3,048	3,216

5.500%, 11–1–22	2,053	2,216
5.500%, 10–1–23	886	962
4.500%, 7–25–24	6,000	6,308
5.000%, 5–1–28	2,785	2,931
5.500%, 9–25–31	2,346	2,457
5.000%, 6–25–32	5,058	5,268
5.500%, 2–1–33	1,389	1,496
5.000%, 3–25–33	4,000	4,205
6.000%, 4–1–33	2,643	2,912
5.500%, 12–1–34	4,247	4,571
6.000%, 4–1–39	5,751	6,254
Government National Mortgage Association Agency REMIC/CMO: 5.000%, 4–16–39	4,379	4,648
4.500%, 8–20–40	8,947	9,399
United States Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust, 2002–3 Class G, 6.000%, 2–15–30	2,230	2,348

		181,921

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 65.8%		$277,622
(Cost: $265,169)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 27.3%
United States Treasury Bonds: 9.000%, 11–15–18	10,000	14,424
4.375%, 5–15–40	20,000	20,097
United States Treasury Notes: 4.000%, 2–15–14	10,000	10,894
4.250%, 8–15–14	10,000	11,031
3.625%, 8–15–19	15,000	15,670
3.500%, 5–15–20	16,000	16,390
2.625%, 8–15–20	8,000	7,584
2.625%, 11–15–20	20,000	18,866

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 27.3%		$114,956
(Cost: $113,867)

SHORT–TERM SECURITIES
Repurchase Agreements – 3.0%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 12–31–10 to be repurchased at $12,666, 0.050%, 1–3–11 (B)	12,666	12,666

United States Government Obligations – 3.6%
United States Treasury Bills, 0.210%, 6–2–11	15,000	14,987

TOTAL SHORT–TERM SECURITIES – 6.6%		$27,653
(Cost: $27,653)

TOTAL INVESTMENT SECURITIES – 99.7%		$420,231
(Cost: $406,689)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,339

NET ASSETS – 100.0%		$421,570

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$275,992	$1,630
United States Government Obligations	—	114,956	—
Short-Term Securities	—	27,653	—
Total Investments in Securities	$—	$418,601	$1,630

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United States Government Agency Obligations
Beginning Balance 10-1-10	$1,630
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12-31-10	$1,630
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$—

(A)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.
(B)	Collateralized by $12,911 United States Treasury Note, 2.750% due 12–31–17; market value and accrued interest aggregate $12,953.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$406,689
Gross unrealized appreciation	15,564
Gross unrealized depreciation	(2,022)
Net unrealized appreciation	$13,542

SCHEDULE OF INVESTMENTS
High Income Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	103	$1,444

Food Distributors – 0.1%
Dole Food Company, Inc. (A)	107	1,451

Oil & Gas Equipment & Services – 0.2%
Dresser–Rand Group Inc. (A)	79	3,365

Railroads – 0.4%
Kansas City Southern (A)	95	4,546

Thrifts & Mortgage Finance – 0.2%
PMI Group, Inc. (The) (A)	1,063	3,508

TOTAL COMMON STOCKS – 1.0%		$14,314
(Cost: $15,971)

PREFERRED STOCKS – 0.2%
Trucking
Swift Services Holdings, Inc., 6.0% Cumulative (A)	275	$3,303

(Cost: $3,025)

WARRANTS – 0.1%
Agricultural Products
ASG Consolidated LLC	7	$850

(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Agricultural Products – 1.2%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	$9,380	9,990
ASG Consolidated LLC, 15.000%, 5–15–17 (B)	7,333	7,039

		17,029

Airlines – 0.2%
Global Aviation Holdings Inc., 14.000%, 8–15–13	3,000	3,240

Alternative Carriers – 0.9%
Level 3 Financing, Inc.:
9.250%, 11–1–14	850	844
10.000%, 2–1–18	4,050	3,888
PAETEC Escrow Corporation, 9.875%, 12–1–18 (B)	4,250	4,366
PAETEC Holding Corp., 9.500%, 7–15–15	3,215	3,328

		12,426

Apparel Retail – 0.4%
Giraffe Acquisition Corporation, 9.125%, 12–1–18 (B)	5,358	5,586

Apparel, Accessories & Luxury Goods – 0.5%
Norcraft Companies, L.P. and Norcraft Finance Corp., 10.500%, 12–15–15	3,650	3,878
Oxford Industries, Inc., 11.375%, 7–15–15	3,150	3,536

		7,414

Auto Parts & Equipment – 3.5%
Affinia Group Inc.:
9.000%, 11–30–14 (B)	1,710	1,757

10.750%, 8–15–16 (B)	9,702	10,769
Allison Transmission, 11.000%, 11–1–15 (B)	2,782	3,032
Icahn Enterprises L.P., 8.000%, 1–15–18	9,950	9,950
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
7.750%, 1–15–16 (B)	6,020	5,990
8.000%, 1–15–18 (B)	6,400	6,368
J.B. Poindexter & Co., Inc., 8.750%, 3–15–14	11,802	11,832

		49,698

Automotive Retail – 2.3%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	1,275	1,288
8.375%, 11–15–20 (B)	7,083	7,313
Sonic Automotive, Inc., 9.000%, 3–15–18	15,990	16,829
United Auto Group, Inc., 7.750%, 12–15–16	7,500	7,650

		33,080

Broadcasting – 1.6%
dcp LLC, 10.750%, 8–15–15 (B)	3,010	2,972
Gray Television, Inc., 10.500%, 6–29–15	4,120	4,151
SIRIUS XM Radio Inc., 8.750%, 4–1–15 (B)	14,635	15,843

		22,966

Building Products – 1.2%
Associated Materials, LLC, 9.125%, 11–1–17 (B)	8,720	9,113
Norcraft Companies, L.P. and Norcraft Finance Corp., 9.750%, 9–1–12	387	389
Ply Gem Industries, Inc., 11.750%, 6–15–13	6,560	7,019

		16,521

Cable & Satellite – 1.1%
DISH DBS Corporation, 7.875%, 9–1–19	7,660	8,004
EchoStar DBS Corporation, 7.750%, 5–31–15	7,000	7,438

		15,442

Casinos & Gaming – 2.6%
Inn of the Mountain Gods Resort and Casino, 12.000%, 11–15–10 (C)	7,350	3,831
Marina District Finance Company, Inc.:
9.500%, 10–15–15 (B)	900	884
9.875%, 8–15–18 (B)	900	887
MGM MIRAGE:
13.000%, 11–15–13	2,000	2,365
10.375%, 5–15–14	1,700	1,908
7.625%, 1–15–17	3,600	3,366
11.125%, 11–15–17	3,700	4,255
11.375%, 3–1–18	3,400	3,689
9.000%, 3–15–20 (B)	2,375	2,613
MGM Resorts International, 10.000%, 11–1–16 (B)	3,440	3,535
Peninsula Gaming, LLC:
8.375%, 8–15–15	3,150	3,311
10.750%, 8–15–17	2,300	2,478
Pinnacle Entertainment, Inc.:
8.625%, 8–1–17	3,125	3,406
8.750%, 5–15–20	460	476

		37,004

Catalog Retail – 0.8%
QVC, Inc., 7.500%, 10–1–19 (B)	10,250	10,788

Commodity Chemicals – 0.1%
TPC Group Inc., 8.250%, 10–1–17 (B)		1,095	1,147

Communications Equipment – 0.6%
Brightstar Corporation, 9.500%, 12–1–16 (B)		8,560	8,710

Computer Storage & Peripherals – 0.2%
Hutchinson Technology Incorporated, Convertible, 3.250%, 1–15–26		4,250	3,044

Construction & Farm Machinery & Heavy Trucks – 1.9%
ArvinMeritor, Inc., 10.625%, 3–15–18		1,700	1,913
Greenbrier Companies, Inc. (The), 8.375%, 5–15–15		13,340	13,506
Terex Corporation, 10.875%, 6–1–16		10,000	11,613

			27,032

Construction Materials – 3.2%
CEMEX Finance LLC, 9.500%, 12–14–16 (B)		6,200	6,394
Headwaters Incorporated, 11.375%, 11–1–14 (B)		16,115	17,626
Headwaters Incorporated, Convertible:
2.500%, 2–1–14		3,075	2,629
14.750%, 2–1–14 (B)		12,024	13,527
Hillman Group, Inc. (The), 10.875%, 6–1–18		6,190	6,794

			46,970

Consumer Finance – 1.4%
American General Finance Corporation, 6.900%, 12–15–17		2,500	2,019
Bankrate Inc., 11.750%, 7–15–15 (B)		11,975	13,293
Credit Acceptance Corporation, 9.125%, 2–1–17 (B)		3,840	4,032
TMX Finance LLC and TitleMax Finance Corp, 13.250%, 7–15–15 (B)		1,062	1,168

			20,512

Consumer Products – 0.6%
Prestige Brands, Inc.:
8.250%, 4–1–18		6,125	6,339
8.250%, 4–1–18 (B)		2,592	2,683

			9,022

Diversified Chemicals – 0.6%
Ineos Group Holdings plc:
7.875%, 2–15–16 (B)(D)	EUR	2,586	3,093
8.500%, 2–15–16 (B)		$3,888	3,703
Vertellus Specialties Inc., 9.375%, 10–1–15 (B)		2,185	2,316

			9,112

Diversified Metals & Mining – 0.6%
FMG Resources Pty Ltd.:
7.000%, 11–1–15 (B)		5,590	5,729
6.375%, 2–1–16 (B)		1,700	1,700
6.875%, 2–1–18 (B)		1,700	1,692

			9,121

Diversified Support Services – 1.1%
KAR Holdings, Inc.:
8.750%, 5–1–14		11,511	11,972
10.000%, 5–1–15		371	393
SITEL, LLC and SITEL Finance Corp., 11.500%, 4–1–18 (B)		4,715	3,890

			16,255

Drug Retail – 0.1%
Rite Aid Corporation, 9.750%, 6–12–16		850	936

Education Services – 3.3%
Laureate Education, Inc.:
10.000%, 8–15–15 (B)	10,350	10,738
11.000%, 8–15–15 (B)(E)	24,285	25,037
11.750%, 8–15–17 (B)	9,975	10,773

		46,548

Electrical Components & Equipment – 2.0%
International Wire Group, Inc., 9.750%, 4–15–15 (B)	5,200	5,434
NXP B.V. and NXP Funding LLC, 9.500%, 10–15–15	20,942	22,408
Polypore International, Inc., 7.500%, 11–15–17 (B)	1,708	1,742

		29,584

Electronic Equipment & Instruments – 0.9%
CDW LLC and CDW Finance Corporation:
11.000%, 10–12–15	6,880	7,138
11.500%, 10–12–15	1,650	1,708
8.000%, 12–15–18 (B)	4,300	4,386

		13,232

Electronic Manufacturing Services – 2.4%
Jabil Circuit, Inc.:
7.750%, 7–15–16	8,240	9,249
8.250%, 3–15–18	12,395	14,037
5.625%, 12–15–20	1,720	1,690
KEMET Corporation, 10.500%, 5–1–18 (B)	7,360	7,912

		32,888

Environmental & Facilities Services – 0.1%
Liberty Tire Recycling Holdco, LLC and Liberty Tire Recycling Finance, Inc., 11.000%, 10–1–16 (B)	876	940

Food Distributors – 1.8%
Dole Food Company, Inc., 13.875%, 3–15–14	11,163	13,647
Viskase Companies, Inc.:
9.875%, 1–15–18 (B)	10,765	11,223
9.875%, 1–15–18 (B)	1,700	1,772

		26,642

Forest Products – 1.5%
Ainsworth Lumber Co. Ltd.,
11.000%, 7–29–15 (B)(E)	22,273	20,924

Gas Utilities – 0.5%
Ferrellgas, L.P. and Ferrellgas Finance Corp., 9.125%, 10–1–17	6,000	6,600

Health Care Equipment – 0.2%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17 (B)	2,580	2,657

Health Care Facilities – 2.5%
HCA Holdings, Inc., 7.750%, 5–15–21 (B)	2,135	2,135
HCA Inc.:
9.625%, 11–15–16	8	9
9.875%, 2–15–17	1,700	1,870
8.500%, 4–15–19	3,613	3,956
7.875%, 2–15–20	2,500	2,675
7.250%, 9–15–20	1,700	1,777
HealthSouth Corporation, 8.125%, 2–15–20	11,585	12,453
Radiation Therapy Services, Inc., 9.875%, 4–15–17 (B)	6,440	6,424
United Surgical Partners International, Inc., 8.875%, 5–1–17	6,000	6,180

		37,479

Health Care Services – 1.0%
Air Medical Group Holdings Inc., 9.250%, 11–1–18 (B)	9,915	10,411
OnCure Holdings, Inc., 11.750%, 5–15–17 (B)	3,840	3,629

		14,040

Health Care Technology – 1.0%
MedAssets, Inc., 8.000%, 11–15–18 (B)	13,828	13,897

Home Furnishings – 0.2%
Simmons Bedding Company, 11.250%, 7–15–15 (B)	2,800	3,024

Hotels, Resorts & Cruise Lines – 0.9%
Gaylord Entertainment Company, 6.750%, 11–15–14	13,500	13,298

Household Products – 1.8%
Diversey Holdings, Inc., 10.500%, 5–15–20	4,462	5,131
Reynolds Group Holdings Limited:
7.125%, 4–15–19 (B)	5,642	5,741
9.000%, 4–15–19 (B)	11,190	11,596
Viking Acquisition Inc., 9.250%, 11–1–18 (B)	3,010	2,987

		25,455

Independent Power Producers & Energy Traders – 1.3%
AES Corporation (The), 9.750%, 4–15–16	8,320	9,298
Calpine Corporation:
7.875%, 7–31–20 (B)	4,300	4,354
7.500%, 2–15–21 (B)	5,184	5,106

		18,758

Industrial Conglomerates – 0.7%
Pinafore, LLC and Pinafore, Inc., 9.000%, 10–1–18 (B)	8,725	9,423

Industrial Machinery – 1.6%
CPM Holdings, Inc., 10.625%, 9–1–14 (B)	7,450	7,972
RBS Global, Inc. and Rexnord LLC:
11.750%, 8–1–16	11,535	12,371
8.500%, 5–1–18	2,455	2,608

		22,951

Integrated Telecommunication Services – 1.4%
Qwest Communications International Inc.:
8.000%, 10–1–15	4,500	4,838
7.125%, 4–1–18 (B)	5,950	6,158
West Corporation, 11.000%, 10–15–16	8,670	9,406

		20,402

Internet Software & Services – 2.2%
Clearwire Communications and Clearwire Finance, Inc., 12.000%, 12–1–17 (B)	1,062	1,099
Clearwire Communications LLC:
12.000%, 12–1–15 (B)	6,575	7,085
12.000%, 12–1–15 (B)	6,080	6,566
Terremark Worldwide, Inc., 12.000%, 6–15–17	14,743	16,881

		31,631

IT Consulting & Other Services – 0.4%
Telvent GIT, S.A., Convertible, 5.500%, 4–15–15 (B)	5,828	6,331

Leisure Facilities – 0.7%
Speedway Motorsports, Inc., 8.750%, 6–1–16	8,700	9,374

Life & Health Insurance – 0.8%
CNO Financial Group, Inc., 9.000%, 1–15–18 (B)	10,708	11,136

Life Sciences Tools & Services – 0.2%
PharmaNet Development Group Inc., 10.875%, 4–15–17 (B)	2,550	2,652

Metal & Glass Containers – 0.5%
Plastipak Holdings, Inc.:
8.500%, 12–15–15 (B)	780	803
10.625%, 8–15–19 (B)	5,180	5,821

		6,624

Movies & Entertainment – 1.6%
AMC Entertainment Holdings, Inc., 9.750%, 12–1–20 (B)	7,746	8,056

AMC Entertainment Inc., 8.000%, 3–1–14	9,300	9,392
Cinemark USA, Inc., 8.625%, 6–15–19	5,000	5,413

		22,861

Multi–Line Insurance – 0.3%
American International Group, Inc., 8.175%, 5–15–58	4,300	4,579

Office Electronics – 1.7%
Xerox Capital Trust I, 8.000%, 2–1–27	23,704	24,119

Oil & Gas Drilling – 2.1%
RDS Ultra–Deepwater Ltd, 11.875%, 3–15–17 (B)	9,165	9,555
Vantage Drilling Company, 11.500%, 8–1–15 (B)	18,850	20,452

		30,007

Oil & Gas Equipment & Services – 1.7%
Geokinetics Holdings USA, Inc., 9.750%, 12–15–14	9,735	9,346
Global Geophysical Services, Inc., 10.500%, 5–1–17	11,426	11,369
Thermon Industries, Inc., 9.500%, 5–1–17 (B)	2,760	2,939

		23,654

Oil & Gas Exploration & Production – 3.5%
Anadarko Petroleum Corporation:
5.950%, 9–15–16	5,950	6,391
6.375%, 9–15–17	2,260	2,462
Chesapeake Energy Corporation:
9.500%, 2–15–15	14,695	16,568
6.875%, 8–15–18	3,440	3,492
6.625%, 8–15–20	3,440	3,388
McMoRan Exploration Co., 11.875%, 11–15–14	7,400	8,176
Petrohawk Energy Corporation, 10.500%, 8–1–14	2,100	2,394
Quicksilver Resources Inc.:
11.750%, 1–1–16	3,300	3,845
7.125%, 4–1–16	2,600	2,490

		49,206

Oil & Gas Refining & Marketing – 0.3%
Western Refining, Inc., 10.750%, 6–15–14 (B)(F)	4,179	4,451

Oil & Gas Storage & Transportation – 0.3%
Copano Energy, L.L.C., 8.125%, 3–1–16	4,650	4,790

Other Diversified Financial Services – 0.6%
JPMorgan Chase & Co., 7.900%, 4–29–49 (F)	8,500	9,035

Packaged Foods & Meats – 1.4%
Bumble Bee Foods, LLC, 9.000%, 12–15–17 (B)	16,196	16,844
Dean Foods Company, 9.750%, 12–15–18 (B)	2,960	2,982

		19,826

Paper Products – 0.6%
Appleton Papers Inc., 10.500%, 6–15–15 (B)	4,205	4,163
PE Paper Escrow GmbH, 12.000%, 8–1–14 (B)	3,780	4,373

		8,536

Pharmaceuticals – 1.3%
ConvaTec Healthcare E S.A., 10.500%, 12–15–18 (B)	2,580	2,615
Mylan Inc.:
7.625%, 7–15–17 (B)	1,840	1,957
7.875%, 7–15–20 (B)	1,840	1,983
Quintiles Transnational Holdings Inc, 9.500%, 12–30–14 (B)	11,445	11,732

		18,287

Property & Casualty Insurance – 0.8%
Fidelity National Information Services, Inc.:
7.625%, 7–15–17 (B)	8,095	8,520
7.875%, 7–15–20 (B)	2,525	2,670

		11,190

Publishing – 0.5%
Nielsen Finance LLC and Nielsen Finance Co., 11.500%, 5–1–16	6,600	7,623

Railroads – 1.0%
Kansas City Southern de Mexico, S.A. de C.V.:
8.000%, 2–1–18	11,210	12,135
6.625%, 12–15–20 (B)	2,580	2,586

		14,721

Regional Banks – 1.1%
CIT Group, Inc.:
7.000%, 5–1–13	1,755	1,790
7.000%, 5–1–17	13,350	13,383

		15,173

Restaurants – 4.7%
CKE Restaurants, Inc., 11.375%, 7–15–18	22,510	24,930
DineEquity, Inc., 9.500%, 10–30–18 (B)	3,472	3,680
Dunkin Brands, Inc., 9.625%, 12–1–18 (B)	6,004	6,064
NPC International, Inc., 9.500%, 5–1–14	25,075	25,639
Wendy’s/Arby’s Restaurants, LLC, 10.000%, 7–15–16	7,720	8,376

		68,689

Security & Alarm Services – 0.7%
DynCorp International Inc., 10.375%, 7–1–17 (B)	9,575	9,814

Specialized Finance – 0.3%
PHH Corporation, 9.250%, 3–1–16 (B)	4,300	4,537

Specialty Chemicals – 1.5%
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC, 9.000%, 11–15–20 (B)	3,450	3,648
Huntsman International LLC:
7.375%, 1–1–15	1,700	1,738
8.625%, 3–15–20	10,900	11,854
8.625%, 3–15–21 (B)	1,720	1,858
Momentive Performance Materials Inc., 9.000%, 1–15–21 (B)	1,720	1,815

		20,913

Steel – 1.0%
Ryerson Inc., 12.000%, 11–1–15	4,395	4,603
Severstal Columbus LLC, 10.250%, 2–15–18 (B)	4,300	4,537
WireCo WorldGroup Inc., 9.500%, 5–15–17 (B)	4,250	4,484

		13,624

Trucking – 0.4%
United Rentals (North America), Inc., 8.375%, 9–15–20	6,020	6,125

Wireless Telecommunication Service – 1.2%
Cricket Communications, Inc., 7.750%, 10–15–20 (B)	2,140	2,038
Digicel Group Limited:
8.250%, 9–1–17 (B)	1,700	1,743
10.500%, 4–15–18 (B)	5,452	5,997
MetroPCS Wireless, Inc., 6.625%, 11–15–20	860	819
Sprint Nextel Corporation, 8.375%, 8–15–17	1,500	1,609
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (B)	4,060	4,578

		16,784

TOTAL CORPORATE DEBT SECURITIES – 85.2%		$1,218,089
(Cost: $1,153,386)

SENIOR LOANS
Airlines – 0.2%
Delta Air Lines, Inc., 8.750%, 9–16–13 (F)	2,963	2,982

Alternative Carriers – 1.4%
U.S. Telepacific Corp., 9.250%, 7–25–15 (F)	4,913	4,951
Vonage Holdings Corp., 9.750%, 12–9–15 (F)	15,000	14,937

		19,888

Building Products – 2.5%
Goodman Global, Inc., 9.000%, 10–6–17 (F)	34,400	35,403

Communications Equipment – 0.1%
Mitel Networks Corporation, 7.284%, 8–15–15 (F)	1,315	1,197

Diversified Support Services – 3.0%
Advantage Sales & Marketing, Inc.:
5.250%, 11–29–17 (F)	6,880	6,893
9.250%, 5–29–18 (F)	14,187	14,253
Applied Systems, Inc., 9.250%, 5–17–17 (F)	1,290	1,288
N.E.W. Holdings I, LLC:
9.500%, 3–5–17 (F)	6,995	6,949
9.500%, 3–5–17 (F)	6,995	6,949
9.500%, 3–5–17 (F)	6,995	6,949

		43,281

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P., 10.000%, 7–20–15 (F)	5,611	5,499

Food Distributors – 0.5%
Chef’s Warehouse, LLC (The), 11.000%, 4–22–14 (F)	7,355	7,356

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc., 10.000%, 4–5–16 (F)	6,580	6,666

Independent Power Producers & Energy Traders – 1.1%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.764%, 10–10–14 (F)	3,970	3,067
3.764%, 10–10–14 (F)	2,561	1,978
Texas Competitive Electric Holdings Company, LLC:
3.764%, 10–10–14 (F)	11,080	8,534
3.764%, 10–10–14 (F)	2,620	2,024
3.764%, 10–10–14 (F)	176	135

		15,738

IT Consulting & Other Services – 0.1%
Vertafore, Inc., 9.750%, 10–18–17 (F)	1,311	1,321

Specialty Stores – 0.7%
Walco International, Inc. (Animal Health), 12.250%, 11–10–15 (F)	9,865	9,865

TOTAL SENIOR LOANS – 10.5%		$149,196
(Cost: $147,864)

SHORT–TERM SECURITIES
Commercial Paper (G) – 1.5%
Bemis Company, Inc., 0.260%, 1–5–11	10,000	10,000
Citigroup Funding Inc., 0.250%, 1–18–11	8,000	7,999

Prudential Funding LLC, 0.110%, 1–3–11	3,030	3,030

		21,029

Commercial Paper (backed by irrevocable bank letter of credit) (G) – 0.2%
COFCO Capital Corp. (Rabobank Nederland), 0.260%, 1–25–11	3,400	3,399

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (H)	738	738

TOTAL SHORT–TERM SECURITIES – 1.8%		$25,166
(Cost: $25,166)

TOTAL INVESTMENT SECURITIES – 98.8%		$1,410,918
(Cost: $1,345,820)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		16,472

NET ASSETS – 100.0%		$1,427,390

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$14,314	$—	$—
Preferred Stocks	—	—	3,303
Warrants	—	—	850
Corporate Debt Securities	—	1,160,904	57,185
Senior Loans	—	52,771	96,425
Short-Term Securities	—	25,166	—
Total Investments in Securities	$14,314	$1,238,841	$157,763
Forward Foreign Currency Contracts	$—	$44	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Preferred Stocks	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 10–1–10	$—	$—	$—	$13,959
Net realized gain (loss)	—	—	—	(18)
Net unrealized appreciation (depreciation)	—	—	—	124
Purchases	—	—	—	68
Sales	—	—	—	(7,439)
Transfers into Level 3 during the period	3,303	850	57,185	89,731
Transfers out of Level 3 during the period	—	—	—	—
Ending Balance 12–31–10	$3,303	$850	$57,185	$96,425
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–10	$278	$102	$366	$2,651

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	92	2–15–11	$4	$—
Sell	Euro	Citibank, N.A.	92	8–15–11	4	—
Sell	Euro	Citibank, N.A.	92	2–15–12	3	—
Sell	Euro	Citibank, N.A.	92	8–15–12	3	—
Sell	Euro	Citibank, N.A.	92	2–15–13	3	—
Sell	Euro	Citibank, N.A.	92	8–15–13	2	—
Sell	Euro	Citibank, N.A.	92	2–14–14	2	—
Sell	Euro	Citibank, N.A.	92	8–15–14	1	—
Sell	Euro	Citibank, N.A.	93	2–13–15	1	—
Sell	Euro	Citibank, N.A.	92	8–14–15	1	—
Sell	Euro	Citibank, N.A.	2,433	2–12–16	20	—
					$44	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $598,107 or 41.9% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Principal amount are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(E)	Payment-in-kind bonds.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(G)	Rate shown is the yield to maturity at December 31, 2010.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For	Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,345,854
Gross unrealized appreciation	77,852
Gross unrealized depreciation	(12,788)
Net unrealized appreciation	$65,064

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.8%
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8–1–35	$1,000	$923
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	2,000	2,050
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,717

		5,690

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,759

Arizona – 1.1%
Cert of Participation for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002, 5.375%, 7–1–13	1,000	1,056
The Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,779
Phoenix Civic Impvt Corp, Sr Lien Arpt Rev Bonds, Ser 2002B, 5.750%, 7–1–14	2,000	2,099
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,212

		8,146

Arkansas – 0.1%
AR Dev Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2003D, 5.300%, 7–1–24	555	555

California – 13.2%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,056
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	2,500	2,435
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,074
CA Muni Fin Auth, Cmnty Hosp of Cent CA Obligated Group Cert of Participation, 5.500%, 2–1–39	4,000	3,396
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,127
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	2,085	2,119
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,505

CA Rural Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998B, Class 5, 6.350%, 12–1–29	30	31
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,383
5.250%, 2–1–19	5,000	5,275
5.250%, 2–1–19	2,000	2,111
5.250%, 11–1–21	1,000	1,046
5.000%, 2–1–22	7,000	7,054
5.500%, 4–1–28	2,535	2,890
5.500%, 4–1–28	325	371
5.500%, 4–1–28	135	154
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,439
5.750%, 4–1–31	5,000	5,039
6.000%, 3–1–33	1,000	1,036
6.000%, 11–1–39	4,500	4,592
State of CA, Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X, 5.500%, 12–1–16	10	12
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	975
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	514
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,750	1,651
6.350%, 7–1–46	1,000	981
CA Statewide Cmnty Dev Auth, Hosp Rev Cert of Participation, Cedars-Sinai Med Ctr, Ser 1992, 6.500%, 8–1–12	1,550	1,588
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	827
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998A, 5.200%, 12–1–14	30	30
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999, 0.000%, 1–15–17 (A)	7,500	5,112
Golden State Tob Securitization Corp, Tob Settlement Asset-Bkd Bonds, Ser 2003A-1, 6.750%, 6–1–39	2,500	2,825
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2, 5.000%, 10–1–27	5,000	5,232
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation, 6.750%, 11–1–39	2,750	2,790
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (A)	3,315	784
0.000%, 8–1–32 (A)	5,000	1,085
0.000%, 8–1–33 (A)	5,000	998
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A:
5.500%, 8–1–29	3,755	4,311
5.500%, 8–1–29	45	46
Redev Agy for the Cnty of Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,523

Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008, 5.500%, 10–1–28	500	522
Cnty of Sacramento, 2010 Rfdg Cert of Participation, 5.750%, 2–1–30	2,000	1,924
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	2,980
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	950
Arpt Commission, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,144
Southn CA Pub Power Auth, Multiple Proj Rev Bonds, Ser 1989, 6.750%, 7–1–12	3,455	3,746
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,094
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,054
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B, 5.500%, 5–15–20	1,500	1,558

		97,394

Colorado – 2.6%
Joint Sch Dist No. 28J, Adams and Arapahoe Counties, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	2,735
City and Cnty of Broomfield, CO, Rfdg Cert of Participation, Ser 2010, 5.000%, 12–1–23	1,565	1,645
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,500	2,471
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,760	1,989
7.400%, 12–1–38	1,000	1,136
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A-2, 6.500%, 8–1–31	270	284
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A, 5.500%, 11–1–29	1,055	1,101
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Participation, Ser 2008:
5.500%, 11–1–27	730	758
5.500%, 11–1–27	270	327
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	2,750	2,553
Regional Trans Dist, Private Activity Bonds (Denver Transit Partners Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	4,250	4,399

		19,398

Connecticut – 0.8%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	2,500	2,631
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	3,325	3,326

		5,957

District Of Columbia – 1.0%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,500	2,566
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien, Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (A)	6,500	4,555

		7,121

Florida – 7.6%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	2,500	2,541
Broward Cnty, FL, Passenger Fac Charge/Arpt Sys Rev Convertible Lien Bonds, Arpt Sys Rev Bonds, Ser 2001J-1, 5.750%, 10–1–18	2,870	2,928
Citizens Ppty Insurance Corp, Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	3,600	3,765
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004, 5.250%, 8–15–24	5,000	5,685
Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2002B, 5.500%, 10–1–17	2,000	2,073
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A, 5.250%, 6–1–26	3,000	2,898
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B, 5.000%, 10–1–20	2,000	2,036
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	3,600	4,325
Hsng Fin Auth of Lee Cnty, FL, Sngl Fam Mtg Rev Bonds, Ser 1999A, Subser 2, 5.000%, 9–1–30	160	160
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Communities Prog), Ser 2008B, 6.250%, 7–1–26	2,500	2,762
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2002, 5.750%, 10–1–16	2,000	2,103
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	2,500	2,436
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	2,500	2,421
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	1,500	1,509
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B, 5.250%, 10–1–22	5,000	5,601
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C, 6.000%, 10–1–23	2,500	2,878
Miami, FL, Spl Oblig Non-Ad Valorem Rev Rfdg Bonds, Ser 2002A, 5.500%, 9–1–13	2,460	2,598
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	2,711
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	3,379
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	993

		55,802

Georgia – 3.1%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,148
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A, 5.000%, 7–1–37	3,500	3,361
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	2,500	2,491
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdg and Impvt Cert, Ser 2003, 5.250%, 4–1–20	3,000	3,149
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	1,500	1,453
Muni Elec Auth of GA, Proj One Spl Oblig Bonds, Fifth Crossover Ser:
6.400%, 1–1–13	6,925	7,250
6.400%, 1–1–13	860	902
6.400%, 1–1–13	75	75
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 6.000%, 1–1–23	2,100	2,312

		23,141

Guam – 0.4%
GU Intl Arpt Auth, General Rev Bonds, Ser 2003C, 5.375%, 10–1–20	3,305	3,326

Idaho – 0.3%
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,123

Illinois – 2.1%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A, 5.700%, 5–1–36	1,500	1,190
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C, 5.600%, 10–1–34	620	625
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,565
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	2,500	2,629
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–30	2,500	2,745
Maywood, GO Corporate Purp Bonds, Ser 2001C, 5.500%, 1–1–21	1,300	1,300
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1, 0.000%, 6–15–43 (A)	2,000	235
Regional Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	3,440
Cmnty College Dist No. 525 (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008, 5.750%, 6–1–28	1,000	1,066

		15,795

Indiana – 2.2%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007, 5.500%, 3–1–37	1,750	1,559

IN State Office Bldg Commission, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A, 7.400%, 7–1–15	4,775	5,545
IN State Office Bldg Commission, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B, 7.400%, 7–1–15	8,000	9,292

		16,396

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Increment Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	1,025
IA Higher Ed Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,116
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	2,767

		5,908

Kansas – 1.9%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009, 7.000%, 9–1–38	2,000	2,115
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	3,000	2,901
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002A-5, 5.550%, 12–1–33	1,585	1,650
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002B-4, 5.900%, 12–1–34	915	959
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2, 5.650%, 6–1–35	965	1,007
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4, 5.625%, 6–1–36	430	449
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig Rev Rfdg Bonds (Redev Proj Area B), 2nd Lien Ser of 2005, 5.000%, 12–1–20	2,945	2,960
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (A)	2,500	1,330
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	655	613

		13,984

Kentucky – 1.2%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	4,479
6.500%, 3–1–45	2,250	2,251
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A, 6.000%, 7–15–31	2,500	2,441

		9,171

Louisiana – 1.6%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	981
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,133
LA Local Govt Environmental Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,028
LA Local Govt Environmental Fac and Cmnty Dev Auth, Hosp Rev Bonds (Woman’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,500	5,161
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	1,500	1,638
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	1,000	1,020

		11,961

Maine – 0.2%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3, 5.875%, 12–1–39	1,500	1,594

Maryland – 0.7%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,651
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,436
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B, 5.375%, 3–1–15	2,000	2,087

		5,174

Massachusetts – 1.2%
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	1,000	1,037
The Cmnwlth of MA, GO Bonds, Ser 2003D, 5.250%, 10–1–21	2,500	2,776
MA Dev Fin Agy, Rev Bonds, Foxborough Regional Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,500	2,490
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7–1–39	1,615	1,593
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	988

		8,884

Michigan – 2.4%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	2,000	2,274
Board of Regents of Eastn MI Univ, General Rev Rfdg Bonds, Ser 2002A, 5.800%, 6–1–13	1,530	1,687
Board of Trustees of Grand Vly, State Univ, General Rev Bonds, Ser 2009, 5.750%, 12–1–34	1,000	1,017
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I, 6.000%, 10–15–38	2,000	2,075

MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	4,750	4,563
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,437
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	2,000	1,883

		17,936

Minnesota – 1.6%
Minneapolis, Hlth Care Sys Rev Bonds (Fairview Hlth Svcs), Ser 2008A, 6.750%, 11–15–32	1,000	1,075
Minneapolis-St. Paul Metro Arpts Commission, Arpt Rev Bonds, Ser 2001B:
5.750%, 1–1–13	2,345	2,345
5.750%, 1–1–15	5,000	5,000
Minneapolis-St. Paul Metro Arpt Commission, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	1,500	1,550
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006, 5.250%, 5–15–36	2,000	1,729

		11,699

Missouri – 3.6%
Belton, MO, Cert of Participation, Ser 2008, 5.125%, 3–1–25	1,000	1,008
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	2,265	2,120
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6–1–34	1,000	972
5.750%, 6–1–39	1,000	967
Indl Dev Auth of Grundy Cnty, MO, Hlth Fac Rev Bonds (Wright Mem Hosp), Ser 2009, 6.750%, 9–1–34	1,000	991
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,300	2,279
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Participation, Ser 2009, 6.750%, 6–15–35	2,500	2,566
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	2,500	2,470
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Barnes-Jewish, Inc./Christian Hlth Svcs), Ser 1993A, 6.000%, 5–15–11	3,000	3,049
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	2,000	2,056
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009F, 6.250%, 4–1–38	2,000	2,029
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Project Sugar), Ser 2010-C, 6.000%, 9–1–24	2,000	1,996
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003, 5.500%, 6–1–19	2,650	2,803
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert – St.Louis Intl Arpt), Ser 2003A, 5.250%, 7–1–18	1,000	1,051

St. Louis Muni Fin Corp, Compound Interest Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A, 0.000%, 7–15–36 (A)	2,250	409

		26,766

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010, 5.625%, 1–1–40	1,000	978

Nevada – 0.9%
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,403
Redev Agy of Mesquite, NV, Tax Increment Rev Bonds, Ser 2009, 7.375%, 6–1–24	1,000	1,027
NV Hsng Division, Sngl Fam Mtg Bonds, Ser 1998A-1 Mezzanine Bonds, 5.350%, 4–1–16	185	185
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	1,955

		6,570

New Hampshire – 1.0%
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009, 7.000%, 4–1–38	2,250	2,530
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A:
6.125%, 7–1–32	1,755	1,910
6.125%, 7–1–32	245	242
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,500	1,477
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A, 5.650%, 1–1–36	1,100	1,157

		7,316

New Jersey – 2.7%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004, 5.250%, 1–1–23	1,350	1,344
Hudson Cnty Impvt Auth (Hudson Cnty, NJ) Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	2,663
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,535
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I, 5.250%, 9–1–24	2,250	2,571
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	1,000	1,128
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (A)	10,000	1,366
NJ Trans Trust Fund Auth, Trans System Bonds, Ser 2010E, 5.250%, 12–15–23	4,500	4,719
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002, 5.375%, 12–15–13	2,000	2,161
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	2,682

		20,169

New Mexico – 1.2%
Albuquerque, NM, Arpt Rfdg Rev Bonds, Ser 2001, 5.375%, 7–1–15	3,365	3,409
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D, 6.000%, 1–1–37	1,560	1,678
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2, 5.250%, 7–1–30	3,000	3,023
San Juan Cnty, NM, Gross Receipts Tax Rev Bonds, Sub Ser 2001B, 5.750%, 9–15–21	1,000	1,047

		9,157

New York – 5.3%
Long Island Power Auth, Elec Sys General Rev Bonds, Ser 2009A, 6.250%, 4–1–33	1,000	1,085
NYC, GO Bonds, Ser 2002C, 5.500%, 3–15–15	2,000	2,118
NYC, GO Bonds, Ser 2003A, 5.750%, 8–1–14	2,000	2,139
NYC, GO Bonds, Ser 2003J, 5.500%, 6–1–19	3,990	4,426
NYC, GO Bonds, Ser 2004D, 5.250%, 10–15–21	6,110	6,530
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (A)	2,675	1,308
0.000%, 3–1–26 (A)	2,685	1,224
0.000%, 3–1–27 (A)	2,500	1,065
Dormitory Auth, City Univ Sys, Consolidated Fourth General Resolution Rev Bonds, Ser 2001A, 5.500%, 7–1–17	2,000	2,050
Dormitory Auth, State Univ Edu Fac, Rev Bonds, Ser 1990B, 7.500%, 5–15–11	590	604
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Sixth Ser, 5.500%, 11–15–13	2,000	2,137
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser, 5.500%, 12–15–14	3,000	3,210
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser, 5.750%, 11–1–30	4,490	4,711
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	900	908
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	4,000	3,994
Tob Settlement Fin Corp, Asset-Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B-1C, 5.500%, 6–1–21	2,000	2,121

		39,630

North Carolina – 1.2%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C, 5.500%, 1–1–14	3,000	3,270
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,140
NC Med Care Commission, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	2,490	2,717
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (A)	3,000	589
5.750%, 1–1–39	1,000	1,007

		8,723

Ohio – 1.9%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2003A, 6.000%, 1–1–21	1,000	1,090
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,081
Cnty of Lorain, OH, Hosp Fac Rev Rfdg and Impvt Bonds (Catholic Hlthcare Partn), Ser 2001A, 5.625%, 10–1–17	1,000	1,035
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,056
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	4,478
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	1,995
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	1,000	957
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J, 6.200%, 9–1–33	1,400	1,437

		14,129

Oklahoma – 0.5%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	1,500	1,530
OK City Arpt Trust, Jr Lien, Twenty-Seventh Ser B, 5.750%, 7–1–16	1,490	1,493
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,064

		4,087

Oregon – 0.1%
The Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20 C, 5.000%, 7–1–22	1,000	1,007

Pennsylvania – 6.1%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,102
Dauphin Cnty General Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,021
6.000%, 6–1–36	3,000	3,013
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	3,500	3,447
PA Higher Edu Fac Auth (Cmnwlth of PA), Hlth Svcs Rev Bonds (Allegheny Delaware Vly Oblig Group Proj), Ser A, 5.700%, 11–15–11	2,500	2,497
PA Indl Dev Auth, Econ Dev Rev Bonds, Ser 2002:
5.500%, 7–1–14	1,930	2,047
5.500%, 7–1–14	70	76
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (A)	4,000	2,990
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,750	2,754

PA Tpk Commission, Tpk Subordinate Rev Bonds, Sub Ser 2010 B-2, 0.000%, 12–1–28 (A)	8,500	6,278
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A, 5.250%, 12–15–24	10,750	11,138
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,052
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–35	750	730
Susquehanna Area Regional Arpt Auth, Arpt Sys Rev Bonds, Ser 2003A, 5.500%, 1–1–19	2,120	2,121

		45,266

Puerto Rico – 2.6%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A, 5.250%, 7–1–21	5,740	5,835
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	1,250	1,286
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7–1–28	1,000	984
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	4,500	4,510
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 0.000%, 8–1–32 (A)	5,000	3,950
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (A)	4,500	2,899

		19,464

Rhode Island – 0.4%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,673
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	1,500	1,534

		3,207

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	4,070

South Dakota – 0.3%
SD Hlth and Edu Fac Auth (Huron Regional Med Ctr Issue), Rev Bonds, Ser 1994, 7.300%, 4–1–16	2,000	2,170

Tennessee – 1.1%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp First Mtg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	3,000	2,683
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	2,500	2,514
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	750	761
The Memphis and Shelby Cnty Sports Auth, Inc., Rev Bonds (Memphis Arena Proj), Ser 2002A, 5.500%, 11–1–13	2,000	2,169

		8,127

Texas – 11.0%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008,
5.500%, 8–15–27	2,000	2,144
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,000	2,962
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	1,000	998
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	3,149
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Impvt and Rfdg Bonds, Ser 2001A, 5.875%, 11–1–17	1,280	1,317
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A, 5.500%, 11–1–19	5,000	5,212
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	2,841
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	2,792
Goose Creek Consolidated Independent Sch Dist, Unlimited Tax Rfdg and Sch Bonds, Ser 2002, 5.750%, 2–15–17	980	1,038
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G, 5.750%, 11–15–15	1,500	1,510
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	2,716
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,497
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	889
6.000%, 2–15–33	500	442
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004, 5.750%, 2–15–30	6,000	6,823
Lower CO River Auth, Rfdg Rev Bonds, Ser 2008A, 6.250%, 5–15–28	2,500	2,718
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	4,500	4,321
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (A)	25,000	7,543
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Schs), Ser 2009A, 6.500%, 8–15–39	1,000	988
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	4,000	3,640
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	2,574
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,001

TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,346
7.000%, 6–30–40	4,000	4,027
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A, 0.000%, 8–15–26 (A)	24,500	9,764
TX Pub Fin Auth Charter Sch Fin Corp, Ed Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,409
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,626

		81,287

Vermont – 0.2%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27, 5.500%, 11–1–37	1,210	1,243

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.750%, 10–1–37	1,000	1,032

Virginia – 1.5%
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,771
Indl Dev Auth of Roanoke, VA, Hosp Rev Bonds (Carilion Hlth Sys Oblig Group), Ser 2002A:
5.750%, 7–1–14	2,225	2,359
5.500%, 7–1–17	2,000	2,084
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 6.375%, 1–1–36	2,075	2,185
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	2,500	2,770

		11,169

Washington – 3.1%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	2,250	2,310
Port of Seattle, Rev Bonds, Series 2001B, 5.625%, 4–1–16	1,000	1,024
Spokane Pub Fac Dist, Regional Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003, 5.750%, 12–1–19	1,665	1,797
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	2,500	2,641
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svcs), Ser 2009A, 6.500%, 11–15–33	1,500	1,575
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,042
WA Hlth Care Fac Auth, Rev Bonds (VA Mason Med Ctrs), Ser 2007C, 5.500%, 8–15–36	2,910	2,566
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B, 7.125%, 7–1–16	8,200	10,225

		23,180

West Virginia – 0.5%
WA Infrastructure GO Bonds, Ser 1999A, 0.000%, 11–1–13 (A)	4,000	3,819

Wisconsin – 0.6%
WI General Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5–1–33	1,000	1,056
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,096
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,436

		4,588

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	675	587
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	1,000	1,056

		1,643

TOTAL MUNICIPAL BONDS – 93.8%		$697,711
(Cost: $673,979)

SHORT-TERM SECURITIES
Commercial Paper (B) – 0.3%
Sonoco Products Co., 0.200%, 1–3–11	2,253	2,253

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (C)	431	431

Municipal Obligations – 4.5%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.), 0.290%, 1–3–11 (C)	13,298	13,298
Castle Rock, CO, Var Rate Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.), 0.400%, 1–3–11 (C)	7,865	7,865
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accreditation of Hlthcare Organizations, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.330%, 1–3–11 (C)	1,290	1,290
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.), 0.340%, 1–3–11 (C)	3,900	3,900
LA Pub Fac Auth, Var Rate Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)), 1.750%, 1–3–11 (C)	2,650	2,650
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.340%, 1–3–11 (C)	2,800	2,800
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation), 0.270%, 1–3–11 (C)	2,000	2,000

		33,803

TOTAL SHORT-TERM SECURITIES – 4.9%		$36,487
(Cost: $36,487)

TOTAL INVESTMENT SECURITIES – 98.7%		$734,198
(Cost: $710,466)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		9,639

NET ASSETS – 100.0%	$743,837

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$697,711	$—
Short-Term Securities	—	36,487	—
Total Investments in Securities	$—	$734,198	$—

(A)	Zero coupon bond.

(B)	Rate shown is the yield to maturity at December 31, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$711,449
Gross unrealized appreciation	32,346
Gross unrealized depreciation	(9,597)
Net unrealized appreciation	$22,749

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.2%
Butler Cnty Indl Dev Auth, Environmental Impvt Rev Bonds, 2008 Ser A, 7.000%, 9–1–32	$1,000	$1,039

Arizona – 1.8%
The Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,500	9,447
The Indl Dev Auth of the Cnty of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,500	1,366
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	1,380	1,194

		12,007

Arkansas – 0.1%
Pub Fac Brd of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A, 6.000%, 6–1–40	1,000	972

California – 6.4%
Anaheim Cmnty Facs Dist No. 08–1 (Platinum Triangle), Spl Tax Bonds, Ser 2010, 6.250%, 9–1–40	1,000	941
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	4,000	4,532
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,000	809
CA Pollutn Ctl Fin Auth, Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2003A, 5.000%, 11–1–38	3,000	3,093
CA Various Purp GO Bonds, 6.000%, 11–1–39	1,000	1,020
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009, 6.625%, 8–1–29	2,500	2,738
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,350	1,415
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,000	1,887
6.350%, 7–1–46	1,750	1,716
Cmnty Fac Dist No. 2009–1 of Chino, 2010 Spl Tax Bonds, 6.750%, 9–1–40	1,300	1,282
Golden State Tob Sec Corp, Tob Settlement Asset–Bkd Bonds, Ser 2007A–1, 5.125%, 6–1–47	5,000	3,030

Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–24	380	415
6.500%, 10–1–26	380	403
6.625%, 10–1–27	330	352
6.750%, 10–1–28	430	459
6.750%, 10–1–29	400	425
7.000%, 10–1–32	1,000	1,072
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010, 6.000%, 9–1–39	2,540	2,442
Cert of Participation, Oro Grande Elementary Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	4,736
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation:
6.625%, 11–1–29	1,800	1,843
6.750%, 11–1–39	900	913
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Un Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A, 6.750%, 9–1–39	1,000	987
Redev Agy for the Cnty of Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,538
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,107
8.000%, 8–1–38	1,400	1,554

		41,709

Colorado – 7.8%
Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003, 6.000%, 12–1–33	1,000	827
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	5,906
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,190	1,331
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	3,066
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,365
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty Proj), Ser 2006A, 5.750%, 1–1–37	3,000	2,495
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A, 8.250%, 1–1–24	875	919
CO Hlth Fac Auth (Christian Living Cmnty – Clermont Park Proj), Rev Bonds, Ser 2009A, 9.000%, 1–1–34	750	790
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	5,000	4,786
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	4,000	3,883

North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	5,745
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004, 7.250%, 12–1–24 (A)	3,325	1,767
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003, 6.050%, 12–1–33	1,245	1,224
Regional Trans Dist, Private Activity Bonds (Denver Transit Partners Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,105
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	1,096	830
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	3,473	2,677
Tallyn’s Reach Metro Dist No. 3, Ltd Tax GO Bonds, Ser 2004, 6.750%, 12–1–33	1,000	1,031
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008, 7.750%, 12–1–37	3,000	2,622
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,500	3,293

		50,662

Connecticut – 1.5%
CT Dev Auth, Pollutn Ctl Rev Rfdg Bonds (The CT Light and Power Co Proj), Ser 1993B, 5.950%, 9–1–28	2,500	2,509
Harbor Point Infrastructure Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	7,000	7,186

		9,695

Florida – 2.3%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009: 6.500%, 11–1–29	2,250	2,266
6.750%, 11–1–39	2,250	2,287
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	2,000	2,039
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9–15–40	6,000	4,934
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	2,300	3,134

		14,660

Georgia – 0.8%
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A, 8.750%, 6–1–29	1,000	1,167
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,000	1,937
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A: 7.400%, 1–1–24	660	643
7.400%, 1–1–34	1,725	1,602

		5,349

Guam – 0.8%
Govt of GU, GO Bonds, Ser 1993A, 5.400%, 11–15–18	2,735	2,648

Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	2,847

		5,495

Hawaii – 0.2%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A: 8.750%, 11–15–29	400	455
9.000%, 11–15–44	1,000	1,125

		1,580

Illinois – 6.5%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A: 5.000%, 5–1–26	4,255	3,348
5.700%, 5–1–36	2,500	1,983
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010, 6.125%, 12–1–18	2,500	2,499
Fairview Heights, IL, Tax Increment Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	3,160	3,232
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,500	2,681
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	5,000	5,349
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	2,750	2,845
IL Hlth Fac Auth (Villa St. Benedict Proj), Ser 2003A–1, 6.900%, 11–15–33 (A)	2,600	520
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (B)	7,385	5,305
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	2,675	1,862
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Collinsville Ltd Incremental Sales Tax Proj), Ser 2007, 5.350%, 3–1–31	1,250	917
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	5,000	5,027
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	1,495	1,548
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe) Tax Bonds, Ser 2009, 7.875%, 3–1–32	3,500	3,542
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Ad Valorem Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	1,958

		42,616

Indiana – 2.5%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	2,000	2,028
Hendricks Cnty, IN Redev Dist, Tax Increment Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	1,500	1,544
IN Fin Auth, Edu Fac Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	1,400	1,656
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	1,977
Westfield Redev Dist, Tax Increment Rev Bonds of 2009, 6.500%, 2–1–30	2,000	2,005

Whitestown, IN, Econ Dev Tax Increment Rev Bonds (Perry Industrial Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	4,500	4,398
Whiting, IN, Redev Dist Tax Increment Rev Bonds of 2010 (Lakefront Dev Proj), 6.750%, 1–15–32	3,000	2,908

		16,516

Iowa – 1.8%
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 1998–A, 5.875%, 7–1–28	5,000	3,355
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 2004, 6.500%, 7–1–33	4,295	3,025
Coralville, IA (Coralville Marriott Hotel and Convention Ctr), Cert of Participation in Base Lease Payments, Ser 2006D, 5.250%, 6–1–26	1,200	1,223
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	4,500	4,046

		11,649

Kansas – 2.8%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009, 7.000%, 9–1–38	3,000	3,173
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	2,644
Lenexa, KS, Spl Oblig Tax Increment Rev Bonds (City Ctr East Proj I), Ser 2007, 6.000%, 4–1–27	4,920	3,715
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	3,750	3,200
Olathe, KS, Spl Oblig Tax Increment Rev Bonds (West Vlg Ctr Proj), Ser 2007: 5.450%, 9–1–22	1,655	1,084
5.500%, 9–1–26	1,000	644
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006: 5.000%, 12–1–16	1,325	636
5.000%, 12–1–28	1,850	888
Cert of Participation in Rental Payments for Spring Hill Golf Corp, Ser 1998A: 5.750%, 1–15–06 (A)	75	11
6.250%, 1–15–13 (A)	270	41
6.375%, 1–15–20 (A)	325	49
6.500%, 1–15–28 (A)	4,470	670
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006, 6.200%, 9–1–26	1,000	914
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi–Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (B)	1,000	532

		18,201

Kentucky – 0.7%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A: 6.375%, 6–1–40	2,000	1,991
6.500%, 3–1–45	2,500	2,501

		4,492

Louisiana – 0.9%
LA Local Govt Environmental Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,028

New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	4,691

		5,719

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,180
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	3,000	2,901

		4,081

Massachusetts – 1.5%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A, 7.875%, 6–1–44	1,100	1,125
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C–2, 6.250%, 6–1–14	1,800	1,800
MA Dev Fin Agy, Rev Bonds, Foxborough Regional Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,069
MA Indl Fin Agy, Res Recovery Rev Rfdg Bonds (Ogden Haverhill Proj), Ser 1998A Bonds, 5.600%, 12–1–19	2,500	2,505

		9,499

Michigan – 4.5%
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008: 6.000%, 11–15–18	1,090	1,053
7.000%, 11–15–38	2,250	2,007
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C–1), 7.000%, 7–1–27	3,000	3,356
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	3,500	3,980
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010: 7.375%, 7–1–35	1,650	1,642
7.500%, 7–1–39	1,500	1,503
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 2007A, 4.875%, 8–15–27	500	369
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A, 5.750%, 9–1–17	1,500	1,453
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A, 6.500%, 12–1–40	3,000	2,867
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	1,000	1,016
MI Pub Edu Fac Auth, Ltd Oblig Rev Bonds (MI Technical Academy Proj), Ser 2006: 6.375%, 2–1–26	1,000	925
6.500%, 2–1–36	1,000	889
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.250%, 9–1–39	7,000	8,032

		29,092

Missouri – 13.6%
Arnold, MO, Real Ppty Tax Increments Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	3,295	3,513
Arnold, MO, Sales Tax Increment Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,000	2,049
Ballwin, MO, Tax Increment Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	2,200	2,110
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004: 6.000%, 3–1–19	2,610	2,492
6.250%, 3–1–24	1,000	936
The Indl Dev Auth of Branson, MO, Tax Increment Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	2,900	2,435
The Indl Dev Auth of Bridgeton, MO, Sales Tax Revenue Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	2,500	1,804
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A: 5.875%, 12–1–31	675	498
6.125%, 12–1–36	675	500
Chillicothe, MO, Tax Increment Rev Bonds (South U.S. 65 Proj), Ser 2006: 5.625%, 4–1–24	860	737
5.625%, 4–1–27	1,500	1,241
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006, 5.000%, 3–1–26	2,000	1,779
Des Peres, MO, Tax Increment Rfdg Rev Bonds (West Cnty Ctr Proj), Ser 2002A, 5.750%, 4–15–20	4,000	3,701
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	1,710	1,500
The Indl Dev Auth of Grandview, MO, Tax Increment Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (A)	1,000	260
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A: 5.250%, 10–1–21	500	408
5.400%, 10–1–26	760	579
5.500%, 10–1–31	1,500	1,097
5.550%, 10–1–36	400	284
Jennings, MO, Tax Increment and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,600	2,269
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994: 6.250%, 1–1–24	5,000	4,651
6.500%, 1–1–35	3,000	2,705
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,500	2,477
The Indl Dev Auth of the City of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C–2, 7.000%, 11–15–15	2,500	2,512
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 7.000%, 4–1–28	5,700	5,363

The Indl Dev Auth of Lee’s Summit, MO, Infrastructure Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	948
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A, 5.125%, 8–15–32	3,700	3,136
Liberty, MO, Tax Increment Rev Bonds (Liberty Triangle Proj), Ser 2004, 5.750%, 9–1–24	650	568
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj–Kansas City), Ser 2004, 6.000%, 10–1–34	2,700	2,507
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Highway 141/Manchester Road Proj), Ser 2010, 6.875%, 11–1–39	5,000	4,862
MO Dev Fin Board, Infrastructure Fac Rev Bonds (St. Joseph, MO – Triumph Foods, LLC Proj), Ser 2004A, 6.000%, 3–1–15	1,000	1,035
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Branson Landing Proj), Ser 2004A: 5.500%, 12–1–24	2,000	2,015
5.625%, 12–1–28	1,000	1,003
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	1,000	1,059
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	3,059
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Project Sugar), Ser 2010–C, 6.000%, 9–1–24	4,000	3,992
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	3,000	2,824
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	4,000	3,637
The Indl Dev Auth of St. Louis, MO, Tax Increment and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007, 5.750%, 11–1–27	1,500	1,350
St. Louis Muni Fin Corp, Compound Interest Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A: 0.000%, 7–15–36 (B)	1,500	273
0.000%, 7–15–37 (B)	2,500	424
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	3,000	2,911
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infrastructure Impvt Proj), Ser 2007, 5.750%, 4–1–27	1,250	934
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009, 7.500%, 4–1–32	3,000	3,313

		87,750

Nevada – 2.4%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003: 5.800%, 8–1–15	1,870	1,854
6.100%, 8–1–18	1,405	1,363
6.375%, 8–1–23	2,380	2,245

Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A,
8.000%, 6–15–30	6,000	6,807
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	3,000	3,371

		15,640

New Hampshire – 1.1%
Business Fin Auth of the State of NH, Pollutn Ctl Rfdg Rev Bonds (The Utd Illuminating Co Proj), Ser 1997A, 7.125%, 7–1–27	5,000	5,229
Strafford Cnty, NH, GO Rev Anticipation Notes 2010, 5.500%, 2–18–11	1,780	1,780
Lisbon Regional Sch Dist, NH, GO Cap Apprec Sch Bonds, 0.000%, 2–1–13 (B)	320	317

		7,326

New Jersey – 2.1%
NJ Econ Dev Auth, Econ Dev Bonds, Kapkowski Road Landfill Reclamation Impvt Dist Proj (Elizabeth, NJ), Ser 1998A, 5.500%, 4–1–12	3,005	3,029
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 6.250%, 9–15–19	5,500	5,265
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	2,500	2,820
Tob Settlement Fin Corp, Tob Settlement Asset–Bkd Bonds, Ser 2007–1A, 5.000%, 6–1–41	3,760	2,242

		13,356

New York – 3.8%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A, 6.700%, 1–1–43	5,000	4,602
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005: 7.500%, 8–1–16	2,500	2,578
7.750%, 8–1–31	3,500	3,616
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005, 6.375%, 1–1–39	2,000	1,545
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A: 7.250%, 1–1–20	2,200	2,219
7.250%, 1–1–30	1,000	961
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	6,000	5,991
Suffolk Cnty Indl Dev Agy, Continuing Care Ret Cmnty, Rev Bonds (Peconic Landing at Southold, Inc. Proj), Ser 2000A, 8.000%, 10–1–20	1,700	1,736
Yonkers Indl Dev Agy, Civic Fac Rev Bonds (St. John’s Riverside Hosp Proj), Ser 2001B, 7.125%, 7–1–31	1,455	1,407

		24,655

North Carolina – 0.2%
NC Med Care Commission, Hlth Care Fac First Mtg Rev Bonds (Pennybyrn at Maryfield Proj), Ser 2005A, 5.650%, 10–1–25	2,000	1,619

Ohio – 3.1%
Buckeye Tob Settlement Fin Auth, Tob Settlement Asset–Bkd Bonds, Ser 2007A–2, 5.750%, 6–1–34	2,000	1,355
Buckeye Tob Settlement Fin Auth, Tob Settlement Asset–Bkd Bonds, Ser 2007, 6.500%, 6–1–47	4,850	3,518
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	3,500	3,783
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	4,315	4,436
OH Water Dev Auth, Pollutn Ctl Rev Rfdg Bonds, Ser 2010–A, 3.375%, 7–1–33	2,500	2,416
Summit Cnty Port Auth, OH (Cleveland – Flats EastDev Proj), Ser 2010B, 6.875%, 5–15–40	1,250	1,258
Toledo Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C, 6.375%, 11–15–32	3,875	3,614

		20,380

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005A, 6.125%, 11–15–25	2,000	1,882
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005, 6.000%, 11–15–38	3,050	2,609

		4,491

Oregon – 0.7%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.) Ser 2008, 8.250%, 1–1–38	4,000	4,608

Pennsylvania – 3.1%
Beaver Cnty Indl Dev Auth (Beaver Cnty, PA), Pollutn Ctl Rev Rfdg Bonds, Ser 2005–A, 3.375%, 1–1–35	2,500	2,445
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	3,000	3,305
DE Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	5,000	4,773
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992: 7.300%, 7–1–12 (A)	1,850	1,019
7.350%, 7–1–22 (A)	3,400	1,756
PA Tpk Commission, Tpk Subordinate Rev Bonds, Sub Ser 2010 B–2, 0.000%, 12–1–34 (B)	9,000	6,607

		19,905

Puerto Rico – 1.0%
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7–1–40	2,000	1,864
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	4,500	4,741

		6,605

South Carolina – 1.1%
SC Jobs – Econ Dev Auth, Rev Bonds (The Woodlandsat Furman Proj), Ser 2007A: 6.000%, 11–15–37	1,000	689
6.000%, 11–15–42	2,500	1,687

SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	5,000	5,068

		7,444

Tennessee – 0.8%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005: 6.800%, 5–1–19	1,875	1,791
6.900%, 5–1–29	3,750	3,440

		5,231

Texas – 13.0%
Alliance Arpt Auth, Inc., Spl Fac Rev Bonds (American Airlines, Inc. Proj), Ser 1991, 7.000%, 12–1–11	4,900	4,915
Alliance Arpt Auth, Inc., Spl Fac Rev Rfdg Bonds (American Airlines, Inc. Proj), Ser 2007, 5.250%, 12–1–29	2,750	2,051
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	1,750	1,728
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	4,311
Cent TX Regional Mobility Auth, Sr Lien Rev Bonds, Ser 2010: 0.000%, 1–1–36 (B)	2,000	334
0.000%, 1–1–40 (B)	1,500	184
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	4,000	4,095
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,446
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.250%, 12–1–35	2,000	2,187
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A: 5.250%, 2–15–12	600	594
5.250%, 2–15–13	600	586
5.250%, 2–15–14	700	673
5.250%, 2–15–15	700	659
5.500%, 2–15–27	1,500	1,130
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,377
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	5,460	6,340
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	1,950
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	6,000	5,420
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	4,500	4,321
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Schs), Ser 2009A: 6.250%, 8–15–29	900	875
6.500%, 8–15–39	1,800	1,779

Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	6,000	5,459
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	5,000	4,290
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A: 8.125%, 11–15–39	750	749
8.250%, 11–15–44	3,750	3,763
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A: 7.300%, 6–1–29	500	532
7.750%, 6–1–39	1,200	1,301
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	5,000	5,002
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH–635 Managed Lanes Proj), Ser 2010: 7.500%, 6–30–32	1,500	1,575
7.000%, 6–30–40	6,000	6,042
TX Pub Fin Auth Charter Sch Fin Corp, Ed Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,409
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	3,000	3,051

		84,128

Utah – 0.6%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A: 5.300%, 6–1–28	2,000	2,012
5.500%, 6–1–37	2,000	1,997

		4,009

Virginia – 2.9%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A: 5.400%, 7–1–27	2,500	1,579
5.500%, 7–1–37	3,800	2,214
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007, 5.625%, 9–1–18	4,000	3,171
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A: 6.000%, 1–1–25	1,000	909
6.125%, 1–1–35	3,640	3,204
Norfolk Redev and Hsng Auth, Multifamily Rental Hsng Fac Rev Bonds (1016 Ltd Partnship – Sussex Apartments Proj), Ser 1996, 8.000%, 9–1–26	2,420	2,377
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	5,000	5,618

		19,072

Washington – 1.7%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	2,250	2,250

Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12–1–25	1,500	1,428
5.750%, 12–1–28	1,510	1,426
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	4,100	4,422
WA Hlth Care Fac Auth, Rev Bonds (VA Mason Med Ctrs), Ser 2007C, 5.500%, 8–15–36	1,500	1,322

		10,848

Wisconsin – 0.7%
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A: 6.125%, 6–1–35	1,000	936
6.125%, 6–1–39	1,000	925
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A: 6.500%, 8–15–24	1,000	1,003
6.500%, 8–15–26	2,000	1,942

		4,806

Wyoming – 0.6%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,086

TOTAL MUNICIPAL BONDS – 96.9%		$630,992
(Cost: $647,426)

SHORT–TERM SECURITIES
Commercial Paper (C) – 0.3%
Sonoco Products Co., 0.200%, 1–3–11	1,933	1,933

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (D)	555	555

Municipal Obligations – 1.5%
Exempla General Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Var Rate Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.), 0.330%, 1–3–11 (D)	850	850
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008–A (Bank of America, N.A.), 0.290%, 1–3–11 (D)	2,000	2,000
LA Pub Fac Auth, Var Rate Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)), 1.750%, 1–3–11 (D)	6,850	6,850

		9,700

TOTAL SHORT–TERM SECURITIES – 1.9%		$12,188
(Cost: $12,188)

TOTAL INVESTMENT SECURITIES – 98.8%		$643,180
(Cost: $659,614)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		7,851

NET ASSETS – 100.0%		$651,031

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$628,688	$2,304
Short-Term Securities	—	12,188	—
Total Investments in Securities	$—	$640,876	$2,304

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-10	$2,301
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(390)
Purchases	—
Sales	—
Transfers into Level 3 during the period	1,524
Transfers out of Level 3 during the period	(1,131)

Ending Balance 12-31-10	$2,304

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$(492)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

(A) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B) Zero coupon bond.

(C) Rate shown is the yield to maturity at December 31, 2010.

(D) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$658,217
Gross unrealized appreciation	26,781
Gross unrealized depreciation	(41,818)
Net unrealized depreciation	$(15,037)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 24, 2011

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 24, 2011